ALPS ETF Trust

Schedules of Investments

(Unaudited)

August 31, 2023

Alerian Energy Infrastructure ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (25.00%)
Gathering + Processing (4.89%)
Keyera Corp.(a)	242,834	$5,998,963

Pipeline Transportation | Natural Gas (4.60%)
TC Energy Corp.(a)	156,353	5,646,852

Pipeline Transportation | Petroleum (13.53%)
Enbridge, Inc.	310,803	10,912,148
Pembina Pipeline Corp.	182,852	5,683,677
Total Pipeline Transportation | Petroleum		16,595,825

Storage (1.98%)
Gibson Energy, Inc.	161,322	2,426,038

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,713,337)		30,667,678

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.78%)
Exchange Traded Fund (0.78%)
Energy Select Sector SPDR Fund	10,800	960,336

TOTAL EXCHANGE TRADED FUND
(Cost $960,417)		960,336

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (30.85%)
Gathering + Processing (11.04%)
Kinetik Holdings, Inc.	13,049	458,150
ONEOK, Inc.	92,123	6,006,420
Targa Resources Corp.	82,182	7,088,197
Total Gathering + Processing		13,552,767

Liquefaction (6.18%)
Cheniere Energy, Inc.	40,312	6,578,919
NextDecade Corp.(a)(b)	53,548	325,036
Tellurian, Inc.(a)(b)	601,575	673,764
Total Liquefaction		7,577,719

Pipeline Transportation | Natural Gas (13.63%)
DT Midstream, Inc.	110,412	5,773,444
Equitrans Midstream Corp.	525,785	5,047,536

Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
Kinder Morgan, Inc.	342,896	$5,904,669
Total Pipeline Transportation | Natural Gas		16,725,649

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,556,669)		37,856,135

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (26.22%)
Gathering + Processing (5.92%)
Crestwood Equity Partners LP	23,814	681,080
Hess Midstream LP, Class A	63,567	1,837,086
MPLX LP	95,741	3,340,404
Western Midstream Partners LP	52,646	1,405,122
Total Gathering + Processing		7,263,692

Pipeline Transportation | Natural Gas (16.71%)
Energy Transfer LP	748,710	10,085,123
Enterprise Products Partners LP	391,349	10,413,797
Total Pipeline Transportation | Natural Gas		20,498,920

Pipeline Transportation | Petroleum (3.59%)
Genesis Energy LP	17,118	169,297
Holly Energy Partners LP	6,613	140,857
Magellan Midstream Partners LP	54,742	3,635,964
NuStar Energy LP	27,132	454,732
Total Pipeline Transportation | Petroleum		4,400,850

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $28,548,081)		32,163,462

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.83%)
Gathering + Processing (11.50%)
Antero Midstream Corp.	341,332	4,136,944
EnLink Midstream LLC	281,567	3,502,693
The Williams Cos., Inc.	187,354	6,469,334
Total Gathering + Processing		14,108,971

Pipeline Transportation | Petroleum (5.33%)
Plains GP Holdings LP, Class A	407,903	6,542,764

TOTAL U.S. GENERAL PARTNERS
(Cost $16,010,883)		20,651,735

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.68%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $256,017)	5.28%	256,017	$256,017

Investments Purchased with Collateral from Securities Loaned (9.47%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $11,623,324)		11,623,324	$11,623,324
TOTAL SHORT TERM INVESTMENTS
(Cost $11,879,341)			11,879,341

TOTAL INVESTMENTS (109.36%)
(Cost $124,668,728)			$134,178,687
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.36%)			(11,486,826)
NET ASSETS - 100.00%			$122,691,861

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,316,926.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (105.25%)
Gathering + Processing (27.94%)
Crestwood Equity Partners LP(a)	13,548,476	$387,486,414
EnLink Midstream LLC(a)	38,166,340	474,789,270
Hess Midstream LP, Class A	8,616,235	249,009,191
Western Midstream Partners LP(a)	29,951,629	799,408,978
Total Gathering + Processing		1,910,693,853

Liquefaction (4.73%)
Cheniere Energy Partners LP	6,231,094	323,393,779

Pipeline Transportation | Natural Gas (24.71%)
Energy Transfer LP	63,724,276	858,365,997
Enterprise Products Partners LP	31,232,152	831,087,565
Total Pipeline Transportation | Natural Gas		1,689,453,562

Pipeline Transportation | Petroleum (47.87%)
Delek Logistics Partners LP	1,373,736	57,353,478
Genesis Energy LP(a)	16,796,588	166,118,255
Holly Energy Partners LP(a)	7,052,559	150,219,507
Magellan Midstream Partners LP(a)	13,338,883	885,968,609
MPLX LP	24,330,780	848,900,914
NuStar Energy LP(a)	15,437,427	258,731,277
Plains All American Pipeline LP(a)	59,436,032	906,399,488
Total Pipeline Transportation | Petroleum		3,273,691,528

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,486,921,164)		7,197,232,722

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	2,304,996	2,304,996

TOTAL SHORT TERM INVESTMENTS
(Cost $2,304,996)			2,304,996

TOTAL INVESTMENTS (105.28%)
(Cost $3,489,226,160)			$7,199,537,718
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.28%)			(361,012,996)
NET ASSETS - 100.00%			$6,838,524,722

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.07%)
Communication Services (7.78%)
Alphabet, Inc., Class A(a)	5,291	$720,476
AT&T, Inc.	10,504	155,354
Meta Platforms, Inc., Class A(a)	2,151	636,459
Walt Disney Co.(a)	3,650	305,432
Total Communication Services		1,817,721

Consumer Discretionary (9.96%)
Amazon.com, Inc.(a)	3,826	528,026
Lowe's Cos., Inc.	2,028	467,414
Marriott International, Inc., Class A	2,120	431,441
McDonald's Corp.	1,555	437,188
NIKE, Inc., Class B	1,670	169,856
O'Reilly Automotive, Inc.(a)	313	294,126
Total Consumer Discretionary		2,328,051

Consumer Staples (7.08%)
Campbell Soup Co.	3,770	157,209
Coca-Cola Co.	5,095	304,834
Costco Wholesale Corp.	829	455,353
Estee Lauder Cos., Inc., Class A	619	99,368
Target Corp.	1,190	150,594
Walmart, Inc.	2,990	486,204
Total Consumer Staples		1,653,562

Energy (7.47%)
Baker Hughes Co.	8,291	300,051
BP PLC, Sponsored ADR	8,142	302,720
ConocoPhillips	6,170	734,415
Enbridge, Inc.(b)	11,600	406,928
Total Energy		1,744,114

Financials (10.60%)
American Express Co.	2,199	347,420
Intercontinental Exchange, Inc.	3,165	373,438
JPMorgan Chase & Co.	4,961	725,943
LPL Financial Holdings Inc.	873	201,305
Mastercard, Inc., Class A	1,162	479,488
Wells Fargo & Co.	8,460	349,314
Total Financials		2,476,908

Health Care (11.22%)
Boston Scientific Corp.(a)	6,063	327,038
Bristol-Myers Squibb Co.	3,405	209,918
HCA Healthcare, Inc.	1,195	331,373
IQVIA Holdings, Inc.(a)	1,249	278,065
Pfizer, Inc.	5,164	182,702
Thermo Fisher Scientific, Inc.	686	382,171
UnitedHealth Group, Inc.	1,146	546,161
Vertex Pharmaceuticals, Inc.(a)	1,044	363,667
Total Health Care		2,621,095

Industrials (10.35%)
Caterpillar, Inc.	1,480	416,072

Security Description	Shares	Value
Industrials (continued)
Deere & Co.	1,000	$410,940
Lockheed Martin Corp.	807	361,819
Old Dominion Freight Line, Inc.	745	318,391
Schneider Electric SE, ADR(b)	10,370	356,002
Trane Technologies PLC	1,135	232,970
Waste Management, Inc.	2,050	321,399
Total Industrials		2,417,593

Information Technology (23.26%)
Adobe, Inc.(a)	766	428,455
Apple, Inc.	4,067	764,067
DocuSign, Inc.(a)	3,198	160,859
International Business Machines Corp.	780	114,527
Lam Research Corp.	325	228,280
Microsoft Corp.	3,112	1,019,989
Motorola Solutions, Inc.	970	275,063
Nice, Ltd., ADR(a)(b)	783	152,528
NVIDIA Corp.	1,495	737,857
Palantir Technologies, Inc., Class A(a)	10,920	163,582
Synopsys, Inc.(a)	955	438,240
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,985	279,307
TE Connectivity, Ltd.	2,150	284,639
Texas Instruments, Inc.	2,301	386,706
Total Information Technology		5,434,099

Materials (3.31%)
Anglo American PLC, ADR	9,895	131,801
Freeport-McMoRan, Inc.	5,105	203,741
Linde PLC	815	315,438
Norsk Hydro ASA, ADR	22,150	123,597
Total Materials		774,577

Real Estate (2.04%)
Equity LifeStyle Properties, Inc.	4,179	279,826
Prologis, Inc.	1,580	196,236
Total Real Estate		476,062

TOTAL COMMON STOCKS
(Cost $19,538,531)		21,743,782

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.14%)
Money Market Fund (6.77%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,582,571)	5.28%	1,582,571	$1,582,571

Investments Purchased with Collateral from Securities Loaned (1.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $319,481)		319,481	$319,481
TOTAL SHORT TERM INVESTMENTS
(Cost $1,902,052)			1,902,052

TOTAL INVESTMENTS (101.21%)
(Cost $21,440,583)			$23,645,834
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.21%)			(283,513)
NET ASSETS - 100.00%			$23,362,321

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $745,630.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.28%)
Diversified REITs (3.14%)
Broadstone Net Lease, Inc.	20,215	$326,877
Essential Properties Realty Trust, Inc.	10,406	249,952
Total Diversified REITs		576,829

Health Care REITs (10.34%)
Healthpeak Properties, Inc.	46,369	954,274
Sabra Health Care REIT, Inc.	35,692	447,221
Welltower, Inc.	6,008	497,943
Total Health Care REITs		1,899,438

Hotel & Resort REITs (3.70%)
Host Hotels & Resorts, Inc.	25,458	401,982
Park Hotels & Resorts, Inc.	21,598	277,102
Total Hotel & Resort REITs		679,084

Industrial REITs (16.95%)
First Industrial Realty Trust, Inc.	12,873	668,624
Prologis, Inc.	8,126	1,009,249
Rexford Industrial Realty, Inc.	15,434	825,256
Terreno Realty Corp.	10,029	610,666
Total Industrial REITs		3,113,795

Office REITs (5.91%)
Boston Properties, Inc.	7,401	494,165
Highwoods Properties, Inc.	24,855	592,294
Total Office REITs		1,086,459

Residential REITs (18.51%)
AvalonBay Communities, Inc.	4,949	909,725
Equity Residential	9,919	643,049
Essex Property Trust, Inc.	2,017	480,833
Invitation Homes, Inc.	25,858	881,499
Sun Communities, Inc.	3,968	485,763
Total Residential REITs		3,400,869

Retail REITs (14.80%)
InvenTrust Properties Corp.	16,346	390,833
Realty Income Corp.	15,176	850,463
Regency Centers Corp.	5,644	351,057
Simon Property Group, Inc.	9,921	1,125,934
Total Retail REITs		2,718,287

Specialized REITs (24.93%)
Digital Realty Trust, Inc.	6,401	843,140
Equinix, Inc.	1,611	1,258,803
Extra Space Storage, Inc.	5,599	720,478
Public Storage	2,644	730,749
SBA Communications Corp.	1,192	267,640

Security Description	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	24,587	$758,263
Total Specialized REITs		4,579,073

TOTAL COMMON STOCKS
(Cost $18,269,008)		18,053,834

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.65%)
Money Market Fund (1.65%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	303,677	303,677

TOTAL SHORT TERM INVESTMENTS
(Cost $303,677)			303,677

TOTAL INVESTMENTS (99.93%)
(Cost $18,572,685)			$18,357,511
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			13,298
NET ASSETS - 100.00%			$18,370,809

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.26%)
Consumer Discretionary (19.00%)
EVgo, Inc.(a)(b)	394,118	$1,584,354
Lucid Group, Inc.(a)(b)	2,649,573	16,639,318
Rivian Automotive, Inc.(a)(b)	1,583,332	35,989,137
Tesla, Inc.(a)	107,154	27,654,305
Total Consumer Discretionary		81,867,114

Consumer Staples (5.13%)
Darling Ingredients, Inc.(a)	358,140	22,118,726

Energy (3.53%)
Clean Energy Fuels Corp.(a)(b)	692,492	2,950,016
Enviva, Inc.(b)	126,299	1,161,951
Gevo, Inc.(a)(b)	945,262	1,238,293
Green Plains, Inc.(a)	237,547	7,373,459
REX American Resources Corp.(a)	62,926	2,484,948
Total Energy		15,208,667

Financials (2.26%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	435,239	9,736,296

Industrials (24.47%)
Ameresco, Inc., Class A(a)(b)	131,017	5,697,929
Array Technologies, Inc.(a)(b)	589,064	14,650,021
Ballard Power Systems, Inc.(a)(b)	1,000,293	4,201,231
Blink Charging Co.(a)(b)	217,108	855,406
ChargePoint Holdings, Inc.(a)(b)	1,290,049	9,236,750
Energy Vault Holdings, Inc.(a)(b)	382,958	1,221,636
Fluence Energy, Inc.(a)(b)	163,180	4,299,793
Hyliion Holdings Corp.(a)(b)	537,061	655,214
Li-Cycle Holdings Corp.(a)(b)	530,693	2,356,277
NEXTracker, Inc.(a)	125,613	5,290,820
Nikola Corp.(a)	2,363,318	2,788,715
Plug Power, Inc.(a)(b)	2,444,795	20,682,966
Shoals Technologies Group, Inc., Class A(a)	692,474	13,627,888
Stem, Inc.(a)(b)	606,240	3,085,762
SunPower Corp.(a)(b)	353,922	2,534,082
Sunrun, Inc.(a)(b)	860,741	13,453,382
TPI Composites, Inc.(a)(b)	165,347	835,002
Total Industrials		105,472,874

Information Technology (11.54%)
Enphase Energy, Inc.(a)	126,669	16,027,429

Security Description	Shares	Value
Information Technology (continued)
First Solar, Inc.(a)	111,226	$21,035,061
Itron, Inc.(a)	185,474	12,688,276
Total Information Technology		49,750,766

Materials (8.74%)
Albemarle Corp.	110,068	21,871,613
Livent Corp.(a)(b)	735,420	15,789,467
Total Materials		37,661,080

Utilities (16.59%)
Altus Power, Inc.(a)(b)	216,709	1,399,940
Boralex, Inc., Class A(b)	420,677	10,205,589
Clearway Energy, Inc., Class C	336,688	8,339,762
Innergex Renewable Energy, Inc.(b)	636,646	6,073,392
Northland Power, Inc.(b)	1,034,931	19,569,632
Ormat Technologies, Inc.(b)	208,792	15,855,664
Sunnova Energy International, Inc.(a)(b)	412,372	5,736,095
TransAlta Renewables, Inc.	438,592	4,268,417
Total Utilities		71,448,491

TOTAL COMMON STOCKS
(Cost $598,119,293)		393,264,014

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (8.51%)
Utilities (8.51%)
Brookfield Renewable Partners LP	729,310	18,437,855
NextEra Energy Partners LP	365,234	18,217,872
Total Utilities		36,655,727

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $49,886,189)		36,655,727

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.99%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $429,305)	5.28%	429,305	$429,305

Investments Purchased with Collateral from Securities Loaned (10.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $46,938,493)		46,938,493	$46,938,493
TOTAL SHORT TERM INVESTMENTS
(Cost $47,367,798)			47,367,798

TOTAL INVESTMENTS (110.76%)
(Cost $695,373,280)			$477,287,539
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.76%)			(46,379,688)
NET ASSETS - 100.00%			$430,907,851

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $70,939,344.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.98%)
Communication Services (1.11%)
Netflix, Inc.(a)	2,631	$1,141,012

Consumer Discretionary (4.30%)
ADT, Inc.(b)	174,600	1,120,932
Garmin, Ltd.	10,184	1,079,708
iRobot Corp.(a)	26,759	1,040,658
Tesla, Inc.(a)	4,580	1,182,006
Total Consumer Discretionary		4,423,304

Financials (15.64%)
Adyen NV(a)(c)(d)	629	526,889
American Express Co.	6,278	991,861
Block, Inc., Class A(a)	16,571	955,318
Fidelity National Information Services, Inc.	19,733	1,102,285
Fiserv, Inc.(a)	9,373	1,137,788
FleetCor Technologies, Inc.(a)	4,502	1,223,329
Global Payments, Inc.	10,627	1,346,336
GMO Payment Gateway, Inc.	14,000	887,948
Kaspi.KZ JSC, GDR(d)	13,418	1,365,952
Mastercard, Inc., Class A	2,925	1,206,972
Moody's Corp.	3,221	1,084,833
Pagseguro Digital, Ltd., Class A(a)(b)	108,383	973,279
PayPal Holdings, Inc.(a)	16,705	1,044,230
S&P Global, Inc.	2,817	1,101,052
Visa, Inc., Class A	4,828	1,186,143
Total Financials		16,134,215

Health Care (10.55%)
Align Technology, Inc.(a)	3,527	1,305,483
Boston Scientific Corp.(a)	21,037	1,134,735
Cutera, Inc.(a)(b)	57,978	659,790
Dexcom, Inc.(a)	8,925	901,247
DiaSorin SpA	10,266	1,086,034
HealthEquity, Inc.(a)	16,953	1,145,175
Insulet Corp.(a)	3,829	734,058
Intuitive Surgical, Inc.(a)	3,449	1,078,433
PROCEPT BioRobotics Corp.(a)	31,670	1,080,264
ResMed, Inc.	5,006	798,908
Smith & Nephew PLC, Sponsored ADR	35,580	958,525
Total Health Care		10,882,652

Industrials (14.57%)
AeroVironment, Inc.(a)	10,986	1,065,972
AutoStore Holdings, Ltd.(a)(b)(c)(d)	500,476	858,158
Experian PLC	29,437	1,029,972
FANUC Corp.	30,063	858,116

Security Description	Shares	Value
Industrials (continued)
Goldwind Science & Technology Co., Ltd., Class H	1,470,000	$772,269
Proto Labs, Inc.(a)	30,641	903,910
RELX PLC, Sponsored ADR	33,487	1,089,332
Schneider Electric SE	6,095	1,048,075
Sensata Technologies Holding PLC	24,562	924,022
SS&C Technologies Holdings, Inc.	18,938	1,087,420
Thomson Reuters Corp.(b)	8,459	1,089,240
TransUnion	14,608	1,186,462
Verisk Analytics, Inc.	4,888	1,183,971
Vestas Wind Systems A/S(a)	36,881	853,085
Wolters Kluwer NV	8,763	1,056,642
Total Industrials		15,006,646

Information Technology (50.94%)
Adobe, Inc.(a)	2,444	1,367,027
Alarm.com Holdings, Inc.(a)	21,041	1,232,371
Allegro MicroSystems, Inc.(a)	27,236	1,041,777
ams-OSRAM AG(a)	137,261	964,331
ANSYS, Inc.(a)	3,407	1,086,390
Autodesk, Inc.(a)	5,377	1,193,371
Black Knight, Inc.(a)	19,195	1,454,214
Check Point Software Technologies, Ltd.(a)	8,662	1,165,819
Cognex Corp.	19,378	912,316
Crowdstrike Holdings, Inc., Class A(a)	7,107	1,158,654
CyberArk Software, Ltd.(a)	7,146	1,186,521
Dassault Systemes SE	24,274	963,632
Datadog, Inc., Class A(a)	11,206	1,081,155
Dynatrace, Inc.(a)	21,211	1,022,370
FARO Technologies, Inc.(a)	69,967	1,109,677
First Solar, Inc.(a)	5,604	1,059,828
Fortinet, Inc.(a)	15,548	936,145
Gen Digital, Inc.	60,498	1,225,085
Guidewire Software, Inc.(a)	14,808	1,279,855
Intuit, Inc.	2,541	1,376,740
Itron, Inc.(a)	14,827	1,014,315
Keyence Corp.	2,240	931,750
Materialise NV, ADR(a)	110,510	747,048
Nemetschek SE	13,641	942,819
Okta, Inc.(a)	15,094	1,260,499
Omron Corp.(b)	16,800	812,663
Palo Alto Networks, Inc.(a)	4,834	1,176,112
PTC, Inc.(a)	7,798	1,147,632
Qorvo, Inc.(a)	10,833	1,163,356
Qualys, Inc.(a)	8,393	1,306,370
Renishaw PLC	21,134	973,986
Salesforce, Inc.(a)	5,133	1,136,754
SAP SE, Sponsored ADR	8,037	1,122,689
ServiceNow, Inc.(a)	2,008	1,182,371
Silicon Laboratories, Inc.(a)	7,057	951,707
Skyworks Solutions, Inc.	10,193	1,108,387
Snowflake, Inc., Class A(a)	6,163	966,667
SolarEdge Technologies, Inc.(a)	3,777	614,027

Security Description	Shares	Value
Information Technology (continued)
Splunk, Inc.(a)	10,901	$1,321,855
Stratasys, Ltd.(a)	61,186	899,434
Temenos AG	12,747	1,013,872
Trend Micro, Inc.	22,131	941,399
VMware, Inc., Class A(a)	8,110	1,368,806
Workday, Inc., Class A(a)	5,239	1,280,936
Xero, Ltd.(a)	15,052	1,220,092
Xinyi Solar Holdings, Ltd.	1,014,000	846,901
Zoom Video Communications, Inc., Class A(a)	16,074	1,141,736
Zscaler, Inc.(a)	7,221	1,126,837
Total Information Technology		52,538,298

Real Estate (1.09%)
Equinix, Inc.	1,433	1,119,718

Utilities (0.78%)
China Longyuan Power Group Corp., Ltd., Class H	1,012,000	801,357

TOTAL COMMON STOCKS
(Cost $113,186,287)		102,047,202

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.83%)
Utilities (0.83%)
Brookfield Renewable Partners LP	33,749	853,216

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,002,934)		853,216

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.29%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $114,328)	5.28%	114,328	$114,328

Investments Purchased with Collateral from Securities Loaned (1.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $1,222,679)		1,222,679	1,222,679
TOTAL SHORT TERM INVESTMENTS
(Cost $1,337,007)			1,337,007

TOTAL INVESTMENTS (101.10%)
(Cost $115,526,228)			$104,237,425
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.10%)			(1,136,712)
NET ASSETS - 100.00%			$103,100,713

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,771,278.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,385,047, representing 1.34% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $2,750,999, representing 2.67% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.51%)
Brazil (10.11%)
Cia Siderurgica Nacional SA	232,906	$569,561
Engie Brasil Energia SA	69,000	586,884
JBS S/A	170,900	635,002
Petroleo Brasileiro SA	100,122	645,772
TOTVS SA	126,941	711,088
Total Brazil		3,148,307

Chile (7.95%)
Banco Santander Chile, ADR(a)	32,829	628,019
Cia Sud Americana de Vapores SA	8,778,188	585,854
Empresas CMPC SA	334,830	607,950
Falabella SA	265,160	653,161
Total Chile		2,474,984

China (10.12%)
BBMG Corp.	5,418,000	566,509
China Petroleum & Chemical Corp.	943,200	552,040
COSCO SHIPPING Holdings Co., Ltd.	669,000	686,714
Maanshan Iron & Steel Co., Ltd.	3,534,000	603,844
Sinotrans, Ltd.	1,833,000	743,264
Total China		3,152,371

Colombia (4.10%)
Bancolombia SA, ADR	21,686	579,016
Ecopetrol SA, Sponsored ADR, Sponsored ADR(a)	59,854	699,095
Total Colombia		1,278,111

Czech Republic (3.89%)
CEZ AS	13,327	567,405
Komercni banka A.S.	20,592	644,318
Total Czech Republic		1,211,723

Hungary (2.56%)
Richter Gedeon Nyrt	31,822	798,628

India (8.34%)
Dr Reddy's Laboratories, Ltd., ADR	13,583	923,373
Infosys, Ltd., Sponsored ADR	50,357	874,701
Wipro, Ltd., ADR(a)	163,335	798,708
Total India		2,596,782

Indonesia (9.64%)
Astra International Tbk PT	1,357,500	574,910
Bukit Asam Tbk PT	2,731,000	512,847

Security Description	Shares	Value
Indonesia (continued)
Indo Tambangraya Megah Tbk PT	396,600	$753,227
Indofood Sukses Makmur Tbk PT	1,243,200	579,561
Perusahaan Gas Negara Tbk PT	6,455,200	582,791
Total Indonesia		3,003,336

Malaysia (10.32%)
Maxis Bhd	703,400	607,895
MISC Bhd	397,000	616,035
Petronas Gas Bhd	172,700	637,203
Sime Darby Bhd	1,435,000	711,315
Sime Darby Plantation Bhd	678,500	641,943
Total Malaysia		3,214,391

Mexico (5.91%)
Coca-Cola Femsa SAB de CV, ADR	7,021	594,959
El Puerto de Liverpool SAB de CV	98,952	615,864
Kimberly-Clark de Mexico SAB de CV, Class A	279,600	629,041
Total Mexico		1,839,864

Philippines (3.85%)
Manila Electric Co.	106,340	645,327
PLDT, Inc.	27,280	554,080
Total Philippines		1,199,407

Russia (0.00%(b))
Magnit PJSC, GDR(c)(d)(e)	32,174	321
Mobile TeleSystems PJSC, Sponsored ADR(c)(d)	64,600	646
Novolipetsk Steel PJSC, GDR(c)(d)(e)	17,594	176
Severstal PAO, GDR(c)(d)(e)	23,283	233
X5 Retail Group NV, GDR(c)(d)(e)	17,785	178
Total Russia		1,554

South Africa (8.94%)
African Rainbow Minerals, Ltd.	54,962	520,953
MultiChoice Group	121,523	503,724
Nedbank Group, Ltd.	52,162	596,086
Ninety One, Ltd.	281,814	594,965
Vodacom Group, Ltd.	99,499	568,280
Total South Africa		2,784,008

Thailand (11.74%)
Bangkok Dusit Medical Services PCL	936,100	748,506
Bumrungrad Hospital Pcl	114,500	846,876
Delta Electronics Thailand PCL	274,600	850,835
Home Product Center PCL	1,560,300	610,441
Intouch Holdings PCL	288,000	598,329
Total Thailand		3,654,987

Security Description	Shares	Value
Turkey (2.04%)
Tofas Turk Otomobil Fabrikasi A.S.	62,788	$634,219

TOTAL COMMON STOCKS
(Cost $32,012,213)		30,992,672

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.64%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $42,275)	5.28%	42,275	$42,275

Investments Purchased with Collateral from Securities Loaned (1.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $469,408)		469,408	469,408
TOTAL SHORT TERM INVESTMENTS
(Cost $511,683)			511,683

TOTAL INVESTMENTS (101.15%)
(Cost $32,523,896)			$31,504,355
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.15%)			(358,492)
NET ASSETS - 100.00%			$31,145,863

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,423,285.
(b)	Less than 0.005%.
(c)	Non-income producing security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $908, representing 0.01% of net assets.

See Notes to Quarterly Schedule of Investments.

a

ALPS Equal Sector Weight ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.00%)
Communication Services (9.38%)
Communication Services Select Sector SPDR Fund(a)	426,726	$28,902,152

Consumer Discretionary (9.20%)
Consumer Discretionary Select Sector SPDR Fund(a)	166,091	28,353,395

Consumer Staples (8.74%)
Consumer Staples Select Sector SPDR Fund	370,087	26,927,530

Energy (9.86%)
Energy Select Sector SPDR Fund	341,761	30,389,388

Financials (9.18%)
Financial Select Sector SPDR Fund	822,951	28,293,055

Healthcare (9.04%)
Health Care Select Sector SPDR Fund	209,023	27,843,954

Industrials (9.21%)
Industrial Select Sector SPDR Fund(a)	262,068	28,363,620

Materials (9.09%)
Materials Select Sector SPDR Fund(a)	338,040	28,020,136

Real Estate (8.81%)
Real Estate Select Sector SPDR Fund(a)	733,213	27,143,545

Technology (9.10%)
Technology Select Sector SPDR Fund	159,559	28,028,134

Utilities (8.39%)
Utilities Select Sector SPDR Fund(a)	410,619	25,852,572

TOTAL EXCHANGE TRADED FUNDS
(Cost $288,396,727)		308,117,481

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.30%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $28,952)	5.28%	28,952	$28,952

Investments Purchased with Collateral from Securities Loaned (6.29%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $19,389,276)		19,389,276	$19,389,276
TOTAL SHORT TERM INVESTMENTS
(Cost $19,418,228)			19,418,228

TOTAL INVESTMENTS (106.30%)
(Cost $307,814,955)			$327,535,709
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.30%)			(19,421,785)
NET ASSETS - 100.00%			$308,113,924

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $66,093,352.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.78%)
Communication Services (4.28%)
TripAdvisor, Inc.(a)	964	$14,566
Walt Disney Co.(a)	3,045	254,806
Total Communication Services		269,372

Consumer Discretionary (54.36%)
Accor SA	730	26,193
Airbnb, Inc., Class A(a)	2,439	320,851
Amadeus IT Group SA	2,034	139,613
Booking Holdings, Inc.(a)	107	332,238
Caesars Entertainment, Inc.(a)	1,504	83,111
Churchill Downs, Inc.	524	65,647
Cie Financiere Richemont SA, Class A	1,664	236,597
Dufry AG(a)	349	15,551
Expedia Group, Inc.(a)	1,264	137,005
Flight Centre Travel Group, Ltd.	1,099	15,039
Galaxy Entertainment Group, Ltd.	9,000	59,561
H World Group, Ltd., ADR(a)	2,065	83,178
Hilton Worldwide Holdings, Inc.	1,973	293,286
Hyatt Hotels Corp., Class A	440	49,460
InterContinental Hotels Group PLC	543	40,956
Las Vegas Sands Corp.	1,847	101,326
LVMH Moet Hennessy Louis Vuitton SE	320	271,417
Marriott International, Inc., Class A	1,579	321,343
MGM Resorts International	1,990	87,520
Oriental Land Co., Ltd.	7,300	263,361
Sabre Corp.(a)(b)	4,692	23,460
Samsonite International SA(a)(c)(d)	9,000	30,125
Sega Sammy Holdings, Inc.	1,100	21,989
Tongcheng Travel Holdings, Ltd.(a)(d)	6,800	15,243
Trainline PLC(a)(c)(d)	4,538	13,372
Trip.com Group, Ltd., ADR(a)	3,737	146,901
TUI AG(a)	2,288	13,611
Vail Resorts, Inc.	355	80,344
WH Smith PLC	773	14,365
Whitbread PLC	370	16,124

Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.	697	$52,547
Wynn Resorts, Ltd.	486	49,271
Total Consumer Discretionary		3,420,605

Consumer Staples (7.40%)
Estee Lauder Cos., Inc., Class A	1,554	249,464
Hormel Foods Corp.	2,235	86,248
Kose Corp.	200	16,619
Premium Brands Holdings Corp.	201	15,453
Shiseido Co., Ltd.	2,400	97,587
Total Consumer Staples		465,371

Financials (4.76%)
American Express Co.	1,645	259,894
Euronet Worldwide, Inc.(a)	455	39,749
Total Financials		299,643

Industrials (24.92%)
Aena SME SA(c)(d)	317	49,842
Aeroports de Paris	106	13,977
Alaska Air Group, Inc.(a)	945	39,662
American Airlines Group, Inc.(a)	4,058	59,774
ANA Holdings, Inc.(a)	2,100	47,486
Avis Budget Group, Inc.(a)	80	17,071
Dassault Aviation SA	89	17,526
Delta Air Lines, Inc.	5,583	239,399
Deutsche Lufthansa AG(a)	2,578	23,054
Elis SA	838	16,029
Flughafen Zurich AG	83	17,110
Grab Holdings, Ltd.(a)	4,582	17,274
Grupo Aeroportuario del Centro Norte SAB de CV	1,580	18,289
Grupo Aeroportuario del Pacifico SAB de CV	1,856	34,099
Grupo Aeroportuario del Sureste SAB de CV, ADR	188	51,189
Hertz Global Holdings, Inc.(a)	900	15,255
International Consolidated Airlines Group SA(a)	7,881	16,174
Japan Airlines Co., Ltd.	1,800	37,127
Korean Air Lines Co., Ltd.	1,678	28,945
Localiza Rent a Car SA	1,992	25,443
Lyft, Inc., Class A(a)	1,481	17,446
Qantas Airways, Ltd.(a)	13,898	53,221
Ryanair Holdings PLC, ADR(a)	449	44,563
Singapore Airlines, Ltd.	5,400	27,451
Sixt SE	136	14,526
Southwest Airlines Co.	4,840	152,944
Turk Hava Yollari AO(a)	2,761	25,316

Security Description	Shares	Value
Industrials (continued)
Uber Technologies, Inc.(a)	6,997	$330,469
United Airlines Holdings, Inc.(a)	2,372	118,149
Total Industrials		1,568,810

Information Technology (0.77%)
Agilysys, Inc.(a)	217	15,308
Clear Secure, Inc.	661	14,370
PROS Holdings, Inc.(a)	525	18,827
Total Information Technology		48,505

Real Estate (3.29%)
Gaming and Leisure Properties, Inc.	2,673	126,700
Host Hotels & Resorts, Inc.	5,087	80,324
Total Real Estate		207,024

TOTAL COMMON STOCKS
(Cost $6,534,159)		6,279,330

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.56%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $12,843)	5.28%	12,843	$12,843

Investments Purchased with Collateral from Securities Loaned (0.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $22,166)		22,166	22,166
TOTAL SHORT TERM INVESTMENTS
(Cost $35,009)			35,009

TOTAL INVESTMENTS (100.34%)
(Cost $6,569,168)			$6,314,339
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.34%)			(21,200)
NET ASSETS - 100.00%			$6,293,139

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,110.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $93,339, representing 1.48% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $108,582, representing 1.73% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS (100.46%)
General Obligation Limited (2.30%)
Pennsylvania (2.30%)
School District of Philadelphia
5.00%, 09/01/2034	$500,000	$512,500
4.00%, 09/01/2036	200,000	196,052
Total Pennsylvania		708,552

Total General Obligation Limited		708,552

General Obligation Unlimited (7.80%)
California (2.88%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	250,000	193,118
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	95,591
Chino Valley Unified School District
0.00%, 08/01/2035(a)	135,000	85,003
Rio Hondo Community College District
0.00%, 08/01/2036(a)	300,000	177,758
0.00%, 08/01/2044(a)	150,000	53,780
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	70,492
San Mateo Union High School District
0.00%, 09/01/2041(a)	220,000	208,713
Total California		884,455

Oregon (3.88%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	338,553
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	377,030
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(a)	500,000	288,754
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	129,190
0.00%, 06/15/2041(a)	150,000	63,786
Total Oregon		1,197,313

Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Washington (1.04%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2039(a)	$255,000	$122,145
0.00%, 06/15/2040(a)	200,000	90,130
0.00%, 06/15/2041(a)	250,000	106,495
Total Washington		318,770

Total General Obligation Unlimited		2,400,538

Revenue Bonds (90.36%)
Arizona (4.35%)
Chandler Industrial Development Authority
4.10%, 12/01/2037	175,000	174,493
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	701,608
5.00%, 12/01/2037	450,000	461,210
Total Arizona		1,337,311

California (2.81%)
Anaheim Public Financing Authority
0.00%, 09/01/2030(a)	275,000	211,646
Long Beach Bond Finance Authority
3M US L + 1.45%, 11/15/2027(b)	430,000	423,673
Northern California Gas Authority No 1
3M CME TERM SOFR + 0.72%, 07/01/2027(b)	230,000	228,277
Total California		863,596

Colorado (3.27%)
City & County of Denver Co. Airport System Revenue
5.75%, 11/15/2036	250,000	294,853
Colorado Health Facilities Authority
4.00%, 01/01/2038	200,000	197,279
4.00%, 11/15/2043	150,000	143,896
4.00%, 05/15/2062	200,000	200,000
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	168,956
Total Colorado		1,004,984

Connecticut (4.46%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	390,000	386,582
Connecticut State Health & Educational Facilities Authority
0.25%, 07/01/2037(b)	1,000,000	983,720
Total Connecticut		1,370,302

Security Description	Principal Amount	Value
Revenue Bonds (continued)
District of Columbia (0.50%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031	$150,000	$155,371
Total District of Columbia		155,371

Florida (3.55%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	300,000	305,274
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	213,412
County of Broward FL Convention Center Hotel Revenue
4.00%, 01/01/2041	100,000	97,096
Florida Housing Finance Corp.
5.50%, 01/01/2054	150,000	156,419
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	320,648
Total Florida		1,092,849

Georgia (4.44%)
Development Authority of Burke County
1.50%, 01/01/2040(b)	255,000	242,218
1.70%, 12/01/2049(b)	650,000	629,453
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(b)	500,000	499,095
Total Georgia		1,370,766

Illinois (3.14%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	246,086
5.00%, 02/15/2036	300,000	311,649
3.95%, 07/15/2055(b)	100,000	100,000
3.95%, 08/15/2057	200,000	200,000
Sales Tax Securitization Corp.
5.00%, 01/01/2035(c)	100,000	109,320
Total Illinois		967,055

Indiana (0.50%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	153,881
Total Indiana		153,881

Kansas (0.72%)
Kansas Development Finance Authority
5.00%, 11/15/2054(b)	200,000	221,856
Total Kansas		221,856

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Kentucky (2.11%)
Kentucky Public Energy Authority
4.00%, 12/01/2049(b)	$210,000	$210,141
1D US SOFR + 1.20%, 08/01/2052(b)	460,000	439,873
Total Kentucky		650,014

Massachusetts (0.50%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	160,000	153,780
Total Massachusetts		153,780

Michigan (0.86%)
Michigan Finance Authority
4.00%, 04/15/2042	125,000	117,069
Michigan Strategic Fund
3.88%, 06/01/2053(b)	150,000	147,007
Total Michigan		264,076

Minnesota (0.36%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	130,875	109,813
Total Minnesota		109,813

Missouri (0.85%)
Missouri Housing Development Commission
4.00%, 05/01/2050	265,000	261,628
Total Missouri		261,628

Nebraska (3.18%)
Central Plains Energy Project
5.00%, 05/01/2053(b)	725,000	739,405
Nebraska Investment Finance Authority
3.50%, 09/01/2046	245,000	240,943
Total Nebraska		980,348

New Jersey (4.85%)
New Jersey Economic Development Authority
5.00%, 06/15/2034(c)	250,000	271,443
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045(b)	220,000	227,308
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	994,839
Total New Jersey		1,493,590

New Mexico (1.96%)
City of Farmington NM
1.80%, 04/01/2029	375,000	316,495

Security Description	Principal Amount	Value
Revenue Bonds (continued)
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	$280,000	$290,622
Total New Mexico		607,117

New York (11.62%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(b)	90,000	89,235
1D US SOFR + 0.80%, 11/01/2032(b)	460,000	457,670
1D US SOFR + 0.33%, 11/01/2035(b)	470,000	468,840
New York City Transitional Finance Authority Future Tax Secured Revenue
3.95%, 11/01/2044(b)	800,000	800,000
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,182,703
5.00%, 04/01/2036	100,000	102,011
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	1,000,000	472,760
Total New York		3,573,219

North Carolina (3.55%)
Charlotte-Mecklenburg Hospital Authority
4.00%, 01/15/2037	500,000	494,160
4.00%, 01/15/2038(b)	600,000	600,000
Total North Carolina		1,094,160

North Dakota (5.18%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	390,000	387,666
3.00%, 01/01/2052	930,000	890,322
5.75%, 07/01/2053	300,000	317,180
Total North Dakota		1,595,168

Ohio (6.84%)
County of Franklin OH
3.95%, 11/01/2042(b)	600,000	600,000
Ohio Air Quality Development Authority
4.25%, 11/01/2039	500,000	497,225
Ohio Housing Finance Agency
5.00%, 03/01/2052	985,000	1,006,315
Total Ohio		2,103,540

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Oklahoma (1.66%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	$500,000	$510,720
Total Oklahoma		510,720

Oregon (0.70%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	215,010
Total Oregon		215,010

South Carolina (0.52%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	160,724
Total South Carolina		160,724

South Dakota (3.29%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	990,000	1,011,374
Total South Dakota		1,011,374

Tennessee (3.31%)
Tennessee Housing Development Agency
5.00%, 01/01/2053	1,000,000	1,021,259
Total Tennessee		1,021,259

Texas (5.87%)
Texas Department of Housing & Community Affairs
4.40%, 07/01/2037	180,000	179,975
3.50%, 07/01/2052	330,000	319,488
Texas Municipal Gas Acquisition and Supply Corp. I
3M US L + 0.70%, 12/15/2026(b)	620,000	615,917
6.25%, 12/15/2026	45,000	46,601
Texas Municipal Gas Acquisition and Supply Corp. II
3M US L + 0.87%, 09/15/2027(b)	500,000	499,173
3M US L + 0.69%, 09/15/2027(b)	150,000	148,988
Total Texas		1,810,142

Virginia (0.96%)
York County Economic Development Authority
3.65%, 05/01/2033(b)	300,000	296,220
Total Virginia		296,220

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Washington (2.27%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2037	$250,000	$265,856
Port of Seattle WA
5.00%, 04/01/2027	250,000	252,519
Washington Higher Education Facilities Authority
4.00%, 04/01/2042	200,000	182,251
Total Washington		700,626

Wisconsin (2.18%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	129,277
Public Finance Authority
3.70%, 10/01/2046(b)	150,000	149,658
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2036	200,000	198,763
4.00%, 11/15/2043	200,000	190,561
Total Wisconsin		668,259

Total Revenue Bonds		27,818,758

TOTAL MUNICIPAL BONDS
(Cost $31,197,669)		30,927,848

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	5.28%	58,300	58,300

TOTAL SHORT TERM INVESTMENTS
(Cost $58,300)			58,300

TOTAL INVESTMENTS (100.65%)
(Cost $31,255,969)			$30,986,148
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.65%)			(200,697)
NET ASSETS - 100.00%			$30,785,451

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1D US SOFR - 1 Day SOFR as of August 31, 2023 was 5.31%
3M US SOFR - 3 Month SOFR as of August 31, 2023 was 5.40%
3M US L - 3 Month LIBOR as of August 31, 2023 was 5.66%

(a)	Zero coupon bond.
(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2023. Security description includes the reference rate and spread if published and available.
(c)	Represents a security purchased on a when-issued basis.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.38%)
Australia (7.45%)
BHP Group, Ltd.	143,910	$4,182,102
Fortescue Metals Group, Ltd.	308,763	4,287,347
South32, Ltd.	1,649,659	3,634,246
Woodside Energy Group, Ltd.	185,204	4,442,505
Total Australia		16,546,200

Austria (2.06%)
Erste Group Bank AG	127,919	4,573,242

Denmark (1.99%)
A P Moller-Maersk A/S	2,432	4,424,810

Finland (1.97%)
Fortum Oyj	324,826	4,367,598

France (16.24%)
Amundi SA(a)(b)	74,783	4,464,064
Bouygues SA	132,731	4,591,274
Cie Generale des Etablissements Michelin SCA	146,188	4,582,790
Credit Agricole SA	371,547	4,696,058
Danone SA	75,041	4,380,192
Engie SA	282,814	4,566,314
Orange SA	382,266	4,293,503
Sanofi	42,136	4,506,886
Total France		36,081,081

Germany (5.66%)
Bayerische Motoren Werke AG	37,188	3,918,368
Fresenius Medical Care AG & Co. KGaA	95,077	4,592,967
Mercedes-Benz Group AG	55,608	4,072,570
Total Germany		12,583,905

Hong Kong (1.53%)
CITIC, Ltd.	3,425,000	3,402,137

Israel (2.08%)
Israel Chemicals, Ltd.	770,756	4,620,827

Italy (6.27%)
Enel SpA	662,772	4,462,990
Eni SpA	309,999	4,801,537

Security Description	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	1,743,080	$4,672,357
Total Italy		13,936,884

Japan (18.13%)
Canon, Inc.(c)	168,663	4,159,338
ENEOS Holdings, Inc.(c)	1,252,000	4,700,970
Japan Tobacco, Inc.	192,300	4,217,528
Kyocera Corp.	76,820	3,948,314
NEC Corp.	87,100	4,601,193
Nippon Steel Corp.	208,800	4,946,793
Nippon Yusen KK(c)	196,200	5,240,271
Sumitomo Corp.	210,100	4,330,663
Takeda Pharmaceutical Co., Ltd.	133,200	4,127,053
Total Japan		40,272,123

Netherlands (4.48%)
Koninklijke Philips NV	220,651	4,976,676
Stellantis NV(d)	267,306	4,978,528
Total Netherlands		9,955,204

Norway (4.21%)
Aker BP ASA	177,410	4,815,836
Telenor ASA	424,308	4,545,715
Total Norway		9,361,551

Poland (1.88%)
ORLEN SA	274,027	4,187,751

Portugal (1.91%)
Jeronimo Martins SGPS SA	166,543	4,243,893

Spain (5.55%)
Endesa SA	191,127	3,975,034
Redeia Corp. SA	249,252	4,055,504
Telefonica SA	1,036,583	4,298,254
Total Spain		12,328,792

Sweden (5.90%)
H & M Hennes & Mauritz AB, Class B(c)	326,847	4,999,802
Telefonaktiebolaget LM Ericsson, Class B	827,504	4,257,506
Telia Co. AB	1,904,582	3,846,217
Total Sweden		13,103,525

Switzerland (1.94%)
Swiss Re AG	44,297	4,307,593

United Kingdom (10.13%)
British American Tobacco PLC	132,752	4,410,268

Security Description	Shares	Value
United Kingdom (continued)
GSK PLC	249,472	$4,389,044
Imperial Brands PLC	199,269	4,517,309
The Sage Group Plc	400,056	4,920,944
Vodafone Group PLC	4,595,571	4,262,047
Total United Kingdom		22,499,612

TOTAL COMMON STOCKS
(Cost $213,312,047)		220,796,728

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.39%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $62,453)	5.28%	62,453	$62,453

Investments Purchased with Collateral from Securities Loaned (2.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $5,239,847)		5,239,847	5,239,847
TOTAL SHORT TERM INVESTMENTS
(Cost $5,302,300)			5,302,300

TOTAL INVESTMENTS (101.77%)
(Cost $218,614,347)			$226,099,028
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.77%)			(3,939,303)
NET ASSETS - 100.00%			$222,159,725

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,464,064, representing 2.01% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $4,464,064, representing 2.01% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,454,690.
(d)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Biotechnology (86.18%)
89bio, Inc.(a)(b)	55,076	$944,003
Aadi Bioscience, Inc.(a)	18,530	116,739
ACADIA Pharmaceuticals, Inc.(a)	122,914	3,321,136
Aerovate Therapeutics, Inc.(a)	18,833	299,256
Agios Pharmaceuticals, Inc.(a)	42,008	1,152,279
Akero Therapeutics, Inc.(a)(b)	41,815	2,075,278
Aldeyra Therapeutics, Inc.(a)(b)	44,275	330,292
Alector, Inc.(a)	62,995	343,323
Alkermes PLC(a)	125,841	3,673,299
Allogene Therapeutics, Inc.(a)(b)	110,228	428,787
Altimmune, Inc.(a)	37,252	94,248
ALX Oncology Holdings, Inc.(a)	30,885	131,570
Ambrx Biopharma, Inc., ADR(a)(b)	41,738	589,341
Amicus Therapeutics, Inc.(a)	215,076	2,757,274
AnaptysBio, Inc.(a)	20,021	394,013
Anavex Life Sciences Corp.(a)(b)	61,100	482,690
Arcellx, Inc.(a)	36,277	1,300,168
Arcturus Therapeutics Holdings, Inc.(a)(b)	20,071	609,155
Arcus Biosciences, Inc.(a)	55,257	1,132,769
ARS Pharmaceuticals, Inc.(a)(b)	71,627	507,835
Aura Biosciences, Inc.(a)	28,569	296,546
Aurinia Pharmaceuticals, Inc.(a)(b)	108,106	980,521
Autolus Therapeutics PLC, ADR(a)	130,809	419,897
Avidity Biosciences, Inc.(a)(b)	53,524	404,641
BioCryst Pharmaceuticals, Inc.(a)(b)	142,800	1,015,308
Catalyst Pharmaceuticals, Inc.(a)	80,099	1,124,590
Celldex Therapeutics, Inc.(a)(b)	35,711	996,337
Cerevel Therapeutics Holdings, Inc.(a)(b)	118,534	2,809,256
Compass Therapeutics, Inc.(a)(b)	95,618	222,790
Crinetics Pharmaceuticals, Inc.(a)(b)	40,828	707,141
Day One Biopharmaceuticals, Inc.(a)	64,326	867,758
Deciphera Pharmaceuticals, Inc.(a)	59,351	833,288
Denali Therapeutics, Inc.(a)	103,461	2,388,914
Disc Medicine, Inc.(a)	14,960	792,132
Enanta Pharmaceuticals, Inc.(a)	15,914	236,323
EQRx, Inc.(a)	368,340	843,499
Galapagos NV, Sponsored ADR(a)(b)	49,476	1,874,646
Geron Corp.(a)(b)	384,527	934,401
HilleVax, Inc.(a)	29,632	395,291

Security Description	Shares	Value
Biotechnology (continued)
Ideaya Biosciences, Inc.(a)	43,297	$1,271,200
I-Mab, ADR(a)(b)	63,064	119,822
Immunocore Holdings PLC, ADR(a)(b)	38,199	2,149,457
Immunovant, Inc.(a)(b)	98,559	2,238,275
InflaRx NV(a)(b)	40,902	161,563
Insmed, Inc.(a)(b)	103,118	2,257,253
Intercept Pharmaceuticals, Inc.(a)(b)	31,510	341,253
Ironwood Pharmaceuticals, Inc.(a)	127,980	1,126,224
iTeos Therapeutics, Inc.(a)	27,025	326,057
KalVista Pharmaceuticals, Inc.(a)	25,828	280,234
Karyopharm Therapeutics, Inc.(a)(b)	86,166	110,292
Keros Therapeutics, Inc.(a)(b)	22,357	784,954
Kezar Life Sciences, Inc.(a)(b)	54,727	81,543
Kiniksa Pharmaceuticals, Ltd., Class A(a)	52,842	910,468
Krystal Biotech, Inc.(a)	20,803	2,589,557
Kura Oncology, Inc.(a)	51,729	513,669
MacroGenics, Inc.(a)(b)	46,738	217,799
MannKind Corp.(a)(b)	199,759	920,889
Mersana Therapeutics, Inc.(a)(b)	86,455	95,965
MiMedx Group, Inc.(a)(b)	87,369	648,278
Mineralys Therapeutics, Inc.(a)	30,875	396,435
Morphic Holding, Inc.(a)(b)	33,994	1,872,389
PDS Biotechnology Corp.(a)(b)	23,293	136,730
Point Biopharma Global, Inc.(a)(b)	82,448	656,286
ProKidney Corp.(a)	177,634	1,524,100
Protagonist Therapeutics, Inc.(a)	43,267	857,552
Prothena Corp. PLC(a)(b)	39,867	2,105,775
RAPT Therapeutics, Inc.(a)(b)	25,955	495,741
Recursion Pharmaceuticals, Inc.(a)(b)	145,383	1,264,832
Replimune Group, Inc.(a)(b)	43,671	891,762
Rhythm Pharmaceuticals, Inc.(a)(b)	42,967	1,117,572
Sage Therapeutics, Inc.(a)	45,170	903,400
Scholar Rock Holding Corp.(a)(b)	41,037	256,481
SpringWorks Therapeutics, Inc.(a)(b)	47,257	1,331,702
Stoke Therapeutics, Inc.(a)(b)	33,393	187,669
Summit Therapeutics, Inc.(a)(b)	527,312	854,245
Syndax Pharmaceuticals, Inc.(a)	52,018	962,853
Travere Therapeutics, Inc.(a)	56,389	805,235
Vanda Pharmaceuticals, Inc.(a)	43,416	225,329
Vaxcyte, Inc.(a)(b)	70,826	3,677,286
Vera Therapeutics, Inc.(a)	33,456	591,837
Vericel Corp.(a)	35,950	1,180,239
Viking Therapeutics, Inc.(a)(b)	75,460	1,042,103
Vir Biotechnology, Inc.(a)	101,263	1,281,990
Viridian Therapeutics, Inc.(a)(b)	32,602	592,378
Xencor, Inc.(a)	45,639	1,003,145

Security Description	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	48,042	$1,872,677
Zai Lab, Ltd., ADR(a)(b)	72,576	1,848,510
Zentalis Pharmaceuticals, Inc.(a)(b)	44,955	1,194,005
Total Biotechnology		87,101,744

Pharmaceuticals (13.83%)
Aclaris Therapeutics, Inc.(a)(b)	53,415	399,544
Amylyx Pharmaceuticals, Inc.(a)	50,769	1,094,580
Arvinas, Inc.(a)	40,363	1,138,640
Atea Pharmaceuticals, Inc.(a)	63,036	211,801
Axsome Therapeutics, Inc.(a)(b)	32,930	2,660,744
Cassava Sciences, Inc.(a)(b)	31,553	661,666
Corcept Therapeutics, Inc.(a)	76,769	2,512,649
Cymabay Therapeutics, Inc.(a)(b)	73,703	1,013,416
Edgewise Therapeutics, Inc.(a)	47,826	298,913
Pliant Therapeutics, Inc.(a)(b)	44,708	754,671
Tarsus Pharmaceuticals, Inc.(a)	20,254	354,648
Terns Pharmaceuticals, Inc.(a)	42,843	225,783
Ventyx Biosciences, Inc.(a)	44,262	1,482,777
Verona Pharma PLC, ADR(a)	60,053	1,166,829
Total Pharmaceuticals		13,976,661

TOTAL COMMON STOCKS
(Cost $115,036,338)		101,078,405

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.50%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $23,209)	5.28%	23,209	$23,209

Investments Purchased with Collateral from Securities Loaned (2.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $2,509,785)		2,509,785	2,509,785
TOTAL SHORT TERM INVESTMENTS
(Cost $2,532,994)			2,532,994

TOTAL INVESTMENTS (102.51%)
(Cost $117,569,332)			$103,611,399
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.51%)			(2,538,052)
NET ASSETS - 100.00%			$101,073,347

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $21,963,314.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.95%)
Air Freight & Logistics (2.36%)
DHL Group	20,231	$945,178

Automobile Components (1.22%)
Cie Generale des Etablissements Michelin SCA	15,563	487,878

Automobiles (4.23%)
Bayerische Motoren Werke AG	11,100	1,169,568
Stellantis NV(a)	28,225	525,686
Total Automobiles		1,695,254

Beverages (2.77%)
Carlsberg AS	1,938	280,841
Diageo PLC	12,983	533,454
Heineken NV	1,606	156,419
Pernod Ricard SA	709	139,308
Total Beverages		1,110,022

Building Products (2.20%)
Assa Abloy AB, Class B	26,859	605,698
Geberit AG	535	277,751
Total Building Products		883,449

Capital Markets (6.36%)
3i Group PLC	61,942	1,564,264
Partners Group Holding AG	912	986,180
Total Capital Markets		2,550,444

Communications Equipment (1.67%)
Telefonaktiebolaget LM Ericsson	130,175	669,750

Consumer Staples Distribution & Retail (0.98%)
Koninklijke Ahold Delhaize NV	12,051	394,313

Diversified Telecommunication Services (1.34%)
Elisa Oyj	10,949	537,471

Electric Utilities (4.50%)
Iberdrola SA	81,464	968,158
SSE PLC	40,389	832,196
Total Electric Utilities		1,800,354

Electrical Equipment (7.15%)
ABB, Ltd.	23,933	912,778
Legrand SA	4,623	456,680
Schneider Electric SE	8,699	1,495,850
Total Electrical Equipment		2,865,308

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (1.68%)
Hexagon AB, Class B	75,187	$672,312

Food Products (4.60%)
Chocoladefabriken Lindt & Spruengli AG	6	71,795
Nestle SA	14,719	1,772,912
Total Food Products		1,844,707

Health Care Equipment & Supplies (0.27%)
Coloplast A/S, Class B	934	106,702

Household Products (1.40%)
Reckitt Benckiser Group PLC	7,750	559,806

Insurance (0.64%)
Zurich Insurance Group AG	549	257,922

Machinery (3.97%)
Atlas Copco AB	57,503	761,297
Kone Oyj, Class B	14,393	655,497
Schindler Holding AG(a)	773	172,522
Total Machinery		1,589,316

Marine (0.90%)
A P Moller-Maersk A/S	199	362,063

Marine Transportation (1.77%)
Kuehne + Nagel International AG	2,360	710,391

Multi-Utilities (2.22%)
E.ON SE	71,970	888,104

Personal Care Products (4.57%)
L'Oreal SA	1,920	844,857
Unilever PLC	19,290	987,727
Total Personal Care Products		1,832,584

Pharmaceuticals (16.09%)
GSK PLC	9,051	159,237
Merck KGaA	1,357	244,263
Novartis AG	19,969	2,018,941
Novo Nordisk A/S, Class B	12,614	2,338,135
Roche Holding AG	4,452	1,311,887
Sanofi	3,457	369,762
Total Pharmaceuticals		6,442,225

Professional Services (6.82%)
Experian PLC	14,418	504,472
RELX PLC	31,253	1,020,664
SGS SA	1,455	132,397
Wolters Kluwer NV	8,898	1,072,920
Total Professional Services		2,730,453

Semiconductors & Semiconductor Equipment (4.62%)
ASML Holding NV	2,808	1,850,969

Security Description	Shares	Value
Software (5.23%)
SAP SE	15,038	$2,100,601

Textiles, Apparel & Luxury Goods (9.16%)
Hermes International SCA	386	795,598
Kering SA	1,766	946,376
LVMH Moet Hennessy Louis Vuitton SE	2,277	1,931,307
Total Textiles, Apparel & Luxury Goods		3,673,281

Tobacco (0.23%)
British American Tobacco PLC	2,786	92,556

TOTAL COMMON STOCKS
(Cost $38,552,522)		39,653,413

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.21%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	82,411	82,411

TOTAL SHORT TERM INVESTMENTS
(Cost $82,411)			82,411

TOTAL INVESTMENTS (99.16%)
(Cost $38,634,933)			$39,735,824
OTHER ASSETS IN EXCESS OF LIABILITIES (0.84%)			337,717
NET ASSETS - 100.00%			$40,073,541

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Broadline Retail (12.38%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	13,987	$1,299,392
Allegro.eu SA(a)(b)(c)	208,059	1,665,198
Amazon.com, Inc.(a)	51,900	7,162,720
Etsy, Inc.(a)	6,454	474,821
JD.com, Inc., ADR	25,782	856,220
MercadoLibre, Inc.(a)	1,918	2,632,186
PDD Holdings, Inc., ADR(a)	37,860	3,747,005
Total Broadline Retail		17,837,542

Entertainment (8.65%)
Activision Blizzard, Inc.	13,697	1,259,987
Bilibili, Inc., ADR(a)	74,743	1,130,862
Electronic Arts, Inc.	2,252	270,195
Kingsoft Corp., Ltd.	309,800	1,236,458
Live Nation Entertainment, Inc.(a)	5,450	460,689
NetEase, Inc., ADR	6,171	638,575
Netflix, Inc.(a)	3,448	1,495,329
Nexon Co., Ltd.	37,200	756,042
ROBLOX Corp., Class A(a)	51,719	1,463,131
Roku, Inc.(a)	9,467	768,720
Spotify Technology SA(a)	7,386	1,137,222
Take-Two Interactive Software, Inc.(a)	12,950	1,841,490
Total Entertainment		12,458,700

Hotels, Restaurants & Leisure (4.22%)
Delivery Hero SE(a)(b)(c)	45,723	1,672,079
DoorDash, Inc., Class A(a)	19,743	1,660,979
Meituan, Class B(a)(b)(c)	167,317	2,741,555
Total Hotels, Restaurants & Leisure		6,074,613

Interactive Media & Services (12.11%)
Alphabet, Inc., Class A(a)	52,831	7,193,996
Baidu, Inc., Sponsored ADR(a)	3,815	544,896
Kuaishou Technology(a)(b)(c)	150,600	1,232,860
Match Group, Inc.(a)	13,942	653,462
Meta Platforms, Inc., Class A(a)	10,045	2,972,215
Pinterest, Inc., Class A(a)	32,887	904,064
Snap, Inc., Class A(a)	54,719	566,342
Tencent Holdings, Ltd.	49,317	2,043,778
Z Holdings Corp.	171,800	516,953
ZoomInfo Technologies, Inc.(a)	45,678	823,118
Total Interactive Media & Services		17,451,684

IT Services (7.83%)
Cloudflare, Inc., Class A(a)	33,285	2,164,524
MongoDB, Inc.(a)	5,329	2,031,948
Okta, Inc.(a)	13,754	1,148,597
Shopify, Inc., Class A(a)	33,425	2,222,428
Snowflake, Inc., Class A(a)	15,315	2,402,157
Twilio, Inc., Class A(a)	14,241	907,294

Security Description	Shares	Value
IT Services (continued)
VeriSign, Inc.(a)	1,949	$404,983
Total IT Services		11,281,931

Professional Services (3.97%)
Ceridian HCM Holding, Inc.(a)	17,799	1,290,783
Paycom Software, Inc.	5,175	1,525,797
Paycor HCM, Inc.(a)(d)	50,295	1,180,424
Paylocity Holding Corp.(a)	8,593	1,722,897
Total Professional Services		5,719,901

Software (50.54%)
Adobe, Inc.(a)	3,679	2,057,812
Atlassian Corp., Class A(a)	10,419	2,126,101
BILL Holdings, Inc.(a)	15,746	1,815,514
Confluent, Inc., Class A(a)	50,869	1,683,255
Crowdstrike Holdings, Inc., Class A(a)	15,696	2,558,919
CyberArk Software, Ltd.(a)	10,051	1,668,868
Datadog, Inc., Class A(a)	21,594	2,083,389
DocuSign, Inc.(a)	8,766	440,930
DoubleVerify Holdings, Inc.(a)	44,936	1,519,286
Dynatrace, Inc.(a)	26,533	1,278,891
Elastic NV(a)	22,570	1,396,632
Fortinet, Inc.(a)	28,210	1,698,524
Gen Digital, Inc.	45,040	912,060
Gitlab, Inc., Class A(a)	39,925	1,891,247
HashiCorp, Inc., Class A(a)	67,915	1,980,401
HubSpot, Inc.(a)	3,019	1,649,944
Intuit, Inc.	2,776	1,504,065
Kingdee International Software Group Co., Ltd.(a)	1,209,215	1,868,788
Microsoft Corp.	25,471	8,348,374
Monday.com, Ltd.(a)	10,620	1,884,413
Nice, Ltd., ADR(a)(d)	2,831	551,479
Nutanix, Inc.(a)	32,673	1,016,130
Open Text Corp.	43,154	1,738,999
Oracle Corp.	17,674	2,127,773
Palantir Technologies, Inc., Class A(a)	89,371	1,338,778
Palo Alto Networks, Inc.(a)	9,058	2,203,811
Salesforce, Inc.(a)	6,861	1,519,437
Samsara, Inc., Class A(a)	64,223	1,757,141
SAP SE	7,320	1,022,503
SentinelOne, Inc., Class A(a)	124,229	2,065,928
ServiceNow, Inc.(a)	5,174	3,046,605
Smartsheet, Inc., Class A(a)	43,970	1,834,868
Splunk, Inc.(a)	5,202	630,795
Tenable Holdings, Inc.(a)	28,469	1,291,639
UiPath, Inc., Class A(a)	61,189	967,398
Unity Software, Inc.(a)	53,912	1,998,518
VMware, Inc., Class A(a)	2,667	450,136
Workday, Inc., Class A(a)	6,362	1,555,509
Workiva, Inc.(a)	10,994	1,229,679
Xero, Ltd.(a)	23,601	1,913,061
Zscaler, Inc.(a)	13,976	2,180,955
Total Software		72,808,555

Security Description	Shares	Value
Specialty Retail (0.30%)
Chewy, Inc., Class A(a)	17,926	$429,865

TOTAL COMMON STOCKS
(Cost $160,919,969)		144,062,791

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.51%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $20,726)	5.28%	20,726	$20,726

Investments Purchased with Collateral from Securities Loaned (0.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $727,163)		727,163	727,163
TOTAL SHORT TERM INVESTMENTS
(Cost $747,889)			747,889

TOTAL INVESTMENTS (100.51%)
(Cost $161,667,858)			$144,810,680
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.51%)			(743,922)
NET ASSETS - 100.00%			$144,066,758

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,311,692, representing 5.08% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $7,311,692, representing 5.08% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $709,733.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Aerospace & Defense (1.78%)
General Dynamics Corp.	8,622	$1,954,090
L3Harris Technologies, Inc.	4,028	717,347
Lockheed Martin Corp.	12,465	5,588,682
Northrop Grumman Corp.	8,640	3,741,898
Total Aerospace & Defense		12,002,017

Air Freight & Logistics (2.23%)
CH Robinson Worldwide, Inc.	6,958	629,212
Expeditors International of Washington, Inc.	13,343	1,557,262
United Parcel Service, Inc., Class B	75,812	12,842,552
Total Air Freight & Logistics		15,029,026

Beverages (2.62%)
Brown-Forman Corp., Class B	11,742	776,498
Coca-Cola Co.	142,305	8,514,108
PepsiCo, Inc.	47,039	8,369,179
Total Beverages		17,659,785

Biotechnology (2.87%)
AbbVie, Inc.	58,131	8,542,932
Amgen, Inc.	31,059	7,961,664
Gilead Sciences, Inc.	36,994	2,829,301
Total Biotechnology		19,333,897

Building Products (0.20%)
Trane Technologies PLC	6,566	1,347,737

Capital Markets (11.16%)
BlackRock, Inc.	7,160	5,015,866
Blackstone, Inc.	69,845	7,429,413
Moody's Corp.	19,612	6,605,322
MSCI, Inc.	8,861	4,817,017
S&P Global, Inc.	73,839	28,860,711
T Rowe Price Group, Inc.	199,153	22,350,941
Total Capital Markets		75,079,270

Commercial Services & Supplies (0.44%)
Cintas Corp.	2,610	1,315,884
Waste Management, Inc.	10,608	1,663,122
Total Commercial Services & Supplies		2,979,006

Communications Equipment (2.97%)
Cisco Systems, Inc.	329,732	18,910,131
Motorola Solutions, Inc.	3,776	1,070,760
Total Communications Equipment		19,980,891

Consumer Staples Distribution & Retail (1.88%)
Costco Wholesale Corp.	8,373	4,599,121
Dollar General Corp.	9,957	1,379,045

Security Description	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.	15,717	$1,988,986
Walmart, Inc.	28,984	4,713,089
Total Consumer Staples Distribution & Retail		12,680,241

Diversified Telecommunication Services (2.17%)
AT&T, Inc.	219,402	3,244,956
Verizon Communications, Inc.	324,845	11,363,078
Total Diversified Telecommunication Services		14,608,034

Electrical Equipment (0.48%)
Eaton Corp. PLC	6,408	1,476,211
Emerson Electric Co.	17,995	1,768,009
Total Electrical Equipment		3,244,220

Electronic Equipment, Instruments & Components (0.58%)
Amphenol Corp., Class A	17,240	1,523,671
Corning, Inc.	15,608	512,255
TE Connectivity, Ltd.	14,234	1,884,439
Total Electronic Equipment, Instruments & Components		3,920,365

Financial Services (2.71%)
Mastercard, Inc., Class A	10,008	4,129,701
Visa, Inc., Class A	57,468	14,118,738
Total Financial Services		18,248,439

Food Products (0.86%)
Archer-Daniels-Midland Co.	7,868	623,932
General Mills, Inc.	13,330	901,908
Hershey Co.	6,160	1,323,538
Mondelez International, Inc., Class A	32,716	2,331,342
Tyson Foods, Inc., Class A	10,974	584,585
Total Food Products		5,765,305

Ground Transportation (1.56%)
CSX Corp.	49,485	1,494,447
Norfolk Southern Corp.	8,020	1,644,180
Union Pacific Corp.	33,374	7,361,303
Total Ground Transportation		10,499,930

Health Care Equipment & Supplies (1.79%)
Abbott Laboratories	92,296	9,497,258
Medtronic PLC	31,009	2,527,234
Total Health Care Equipment & Supplies		12,024,492

Health Care Providers & Services (1.41%)
CVS Health Corp.	4,909	319,920
Elevance Health, Inc.	1,211	535,274
Quest Diagnostics, Inc.	4,381	576,102
UnitedHealth Group, Inc.	16,957	8,081,366
Total Health Care Providers & Services		9,512,662

Security Description	Shares	Value
Hotels, Restaurants & Leisure (6.25%)
McDonald's Corp.	77,032	$21,657,547
Starbucks Corp.	157,955	15,391,135
Yum! Brands, Inc.	38,612	4,995,621
Total Hotels, Restaurants & Leisure		42,044,303

Household Durables (0.38%)
Garmin, Ltd.	24,297	2,575,968

Household Products (3.52%)
Colgate-Palmolive Co.	33,184	2,438,028
Kimberly-Clark Corp.	10,771	1,387,628
Procter & Gamble Co.	128,342	19,808,304
Total Household Products		23,633,960

Industrial Conglomerates (1.53%)
3M Co.	34,308	3,659,634
Honeywell International, Inc.	35,130	6,602,333
Total Industrial Conglomerates		10,261,967

Insurance (4.79%)
Chubb, Ltd.	18,204	3,656,637
Marsh & McLennan Cos., Inc.	146,555	28,576,760
Total Insurance		32,233,397

IT Services (2.41%)
Accenture PLC, Class A	37,696	12,204,834
Cognizant Technology Solutions Corp., Class A	40,028	2,866,405
International Business Machines Corp.	7,632	1,120,607
Total IT Services		16,191,846

Life Sciences Tools & Services (0.25%)
Agilent Technologies, Inc.	3,990	483,069
Danaher Corp.	2,637	698,805
Thermo Fisher Scientific, Inc.	861	479,663
Total Life Sciences Tools & Services		1,661,537

Machinery (1.69%)
Caterpillar, Inc.	6,868	1,930,801
Cummins, Inc.	5,936	1,365,517
Illinois Tool Works, Inc.	26,818	6,633,433
Otis Worldwide Corp.	16,689	1,427,744
Total Machinery		11,357,495

Media (3.01%)
Comcast Corp., Class A	432,758	20,235,764

Personal Care Products (0.06%)
Estee Lauder Cos., Inc., Class A	2,458	394,583

Pharmaceuticals (12.38%)
Bristol-Myers Squibb Co.	58,263	3,591,914
Eli Lilly & Co.	17,606	9,757,245
Johnson & Johnson	147,578	23,860,412
Merck & Co., Inc.	231,880	25,270,283
Pfizer, Inc.	536,180	18,970,048

Security Description	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	9,704	$1,848,709
Total Pharmaceuticals		83,298,611

Professional Services (0.78%)
Automatic Data Processing, Inc.	9,195	2,341,139
Paychex, Inc.	16,347	1,998,094
Verisk Analytics, Inc.	3,693	894,518
Total Professional Services		5,233,751

Semiconductors & Semiconductor Equipment (4.52%)
Analog Devices, Inc.	13,408	2,437,306
Broadcom, Inc.	4,796	4,426,180
Intel Corp.	103,600	3,640,504
QUALCOMM, Inc.	7,000	801,710
Texas Instruments, Inc.	113,786	19,122,876
Total Semiconductors & Semiconductor Equipment		30,428,576

Software (5.37%)
Microsoft Corp.	99,844	32,724,869
Oracle Corp.	28,109	3,384,043
Total Software		36,108,912

Specialty Retail (8.84%)
Home Depot, Inc.	105,180	34,740,953
Lowe's Cos., Inc.	53,449	12,318,926
TJX Cos., Inc.	102,955	9,521,278
Tractor Supply Co.	13,033	2,847,711
Total Specialty Retail		59,428,868

Technology Hardware, Storage & Peripherals (4.38%)
Apple, Inc.	152,723	28,692,070
HP, Inc.	26,764	795,158
Total Technology Hardware, Storage & Peripherals		29,487,228

Textiles, Apparel & Luxury Goods (0.47%)
NIKE, Inc., Class B	31,378	3,191,456

Tobacco (0.96%)
Altria Group, Inc.	26,753	1,183,018
Philip Morris International, Inc.	55,273	5,309,524
Total Tobacco		6,492,542

Trading Companies & Distributors (0.49%)
Fastenal Co.	56,895	3,276,014

TOTAL COMMON STOCKS
(Cost $588,833,709)		671,452,095

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	89,367	$89,367

TOTAL SHORT TERM INVESTMENTS
(Cost $89,367)			89,367

TOTAL INVESTMENTS (99.80%)
(Cost $588,923,076)			$671,541,462
OTHER ASSETS IN EXCESS OF LIABILITIES (0.20%)			1,341,905
NET ASSETS - 100.00%			$672,883,367

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Air Freight & Logistics (0.26%)
Forward Air Corp.	12,777	$904,867

Automobile Components (3.19%)
BorgWarner, Inc.	54,081	2,203,801
Gentex Corp.	237,525	7,757,567
Lear Corp.	7,093	1,022,030
Total Automobile Components		10,983,398

Beverages (0.36%)
Molson Coors Beverage Co., Class B	19,701	1,250,816

Building Products (3.40%)
A O Smith Corp.	112,359	8,146,028
Simpson Manufacturing Co., Inc.	12,723	2,032,626
UFP Industries, Inc.	14,498	1,512,866
Total Building Products		11,691,520

Capital Markets (12.47%)
Artisan Partners Asset Management, Inc., Class A	65,798	2,527,959
Cohen & Steers, Inc.	38,028	2,478,665
Diamond Hill Investment Group, Inc.	8,754	1,477,325
Evercore, Inc., Class A	34,113	4,777,526
GCM Grosvenor, Inc.	306,717	2,343,318
Hamilton Lane, Inc., Class A	24,634	2,285,789
Houlihan Lokey, Inc.	81,954	8,633,035
Invesco, Ltd.	73,969	1,177,586
Lazard, Ltd., Class A	106,583	3,702,693
Moelis & Co., Class A	102,400	4,854,784
Morningstar, Inc.	6,538	1,521,196
SEI Investments Co.	114,056	7,078,316
Total Capital Markets		42,858,192

Commercial Services & Supplies (1.15%)
Ennis, Inc.	73,820	1,572,366
Tetra Tech, Inc.	15,075	2,372,051
Total Commercial Services & Supplies		3,944,417

Communications Equipment (1.89%)
Juniper Networks, Inc.	222,700	6,485,024

Consumer Finance (0.51%)
FirstCash Holdings, Inc.	19,711	1,760,587

Consumer Staples Distribution & Retail (0.40%)
Casey's General Stores, Inc.	4,207	1,028,233

Security Description	Shares	Value
Consumer Staples Distribution & Retail (continued)
Weis Markets, Inc.	5,589	$362,558
Total Consumer Staples Distribution & Retail		1,390,791

Diversified Consumer Services (2.10%)
H&R Block, Inc.	56,910	2,275,262
Service Corp. International	78,432	4,949,843
Total Diversified Consumer Services		7,225,105

Diversified Telecommunication Services (0.51%)
Cogent Communications Holdings, Inc.	25,008	1,765,065

Electric Utilities (1.79%)
ALLETE, Inc.	7,034	386,167
IDACORP, Inc.	6,380	611,459
MGE Energy, Inc.	4,879	353,386
NRG Energy, Inc.	39,238	1,473,386
OGE Energy Corp.	40,932	1,393,735
Otter Tail Corp.(a)	8,694	716,125
Pinnacle West Capital Corp.	10,277	794,104
Portland General Electric Co.	8,562	375,529
Total Electric Utilities		6,103,891

Electronic Equipment, Instruments & Components (6.56%)
Avnet, Inc.	137,512	6,978,734
Crane NXT Co.	27,569	1,636,496
Littelfuse, Inc.	11,822	3,157,420
National Instruments Corp.	134,304	8,004,518
Vishay Intertechnology, Inc.	101,727	2,791,389
Total Electronic Equipment, Instruments & Components		22,568,557

Financial Services (3.98%)
Essent Group, Ltd.	26,636	1,337,660
Jack Henry & Associates, Inc.	32,365	5,074,185
Radian Group, Inc.	71,178	1,927,500
Western Union Co.	433,816	5,357,627
Total Financial Services		13,696,972

Food Products (3.77%)
Cal-Maine Foods, Inc.	27,076	1,293,962
Flowers Foods, Inc.	141,534	3,334,541
Ingredion, Inc.	42,182	4,340,950
J & J Snack Foods Corp.	4,847	785,844
Lamb Weston Holdings, Inc.	8,133	792,236
Lancaster Colony Corp.	11,845	1,956,676
Tootsie Roll Industries, Inc.	13,676	439,683
Total Food Products		12,943,892

Gas Utilities (1.06%)
Chesapeake Utilities Corp.	1,402	154,360
National Fuel Gas Co.	23,302	1,252,250
New Jersey Resources Corp.	7,836	330,444
Spire, Inc.	4,835	282,412

Security Description	Shares	Value
Gas Utilities (continued)
UGI Corp.	64,802	$1,631,715
Total Gas Utilities		3,651,181

Ground Transportation (2.28%)
Landstar System, Inc.	21,274	4,038,018
Schneider National, Inc., Class B	131,862	3,812,130
Total Ground Transportation		7,850,148

Health Care Equipment & Supplies (1.56%)
Dentsply Sirona, Inc.	144,420	5,356,538

Health Care Providers & Services (4.72%)
Encompass Health Corp.	124,610	8,852,295
National HealthCare Corp.	52,811	3,482,885
Premier, Inc., Class A	181,233	3,901,946
Total Health Care Providers & Services		16,237,126

Hotels, Restaurants & Leisure (3.28%)
Choice Hotels International, Inc.	12,862	1,632,188
Cracker Barrel Old Country Store, Inc.	8,619	710,464
Texas Roadhouse, Inc.	27,759	2,889,712
Vail Resorts, Inc.	22,202	5,024,757
Wyndham Hotels & Resorts, Inc.	13,347	1,006,230
Total Hotels, Restaurants & Leisure		11,263,351

Household Durables (1.08%)
Leggett & Platt, Inc.	64,069	1,806,746
Whirlpool Corp.	13,554	1,897,018
Total Household Durables		3,703,764

Household Products (0.56%)
Reynolds Consumer Products, Inc.	37,625	1,026,786
WD-40 Co.	4,117	884,620
Total Household Products		1,911,406

Independent Power and Renewable Electricity Producers (0.10%)
Clearway Energy, Inc.	14,171	351,016

Insurance (7.94%)
Erie Indemnity Co., Class A	28,415	7,920,113
First American Financial Corp.	119,324	7,359,904
Old Republic International Corp.	287,839	7,872,397
RLI Corp.	17,797	2,340,661
Stewart Information Services Corp.	38,903	1,801,987
Total Insurance		27,295,062

IT Services (1.98%)
Amdocs, Ltd.	76,337	6,809,260

Leisure Products (0.75%)
Brunswick Corp.	12,635	999,681

Security Description	Shares	Value
Leisure Products (continued)
Sturm Ruger & Co., Inc.	30,513	$1,573,861
Total Leisure Products		2,573,542

Machinery (11.98%)
Donaldson Co., Inc.	118,694	7,580,986
Franklin Electric Co., Inc.	21,733	2,101,798
Graco, Inc.	97,455	7,693,098
ITT, Inc.	29,605	3,027,999
Lincoln Electric Holdings, Inc.	46,134	8,878,951
Mueller Industries, Inc.	19,482	1,503,231
Snap-on, Inc.	28,732	7,717,415
Watts Water Technologies, Inc., Class A	14,131	2,667,509
Total Machinery		41,170,987

Media (3.63%)
Cable One, Inc.	811	527,612
Interpublic Group of Cos., Inc.	211,914	6,910,515
John Wiley & Sons, Inc., Class A	27,754	1,031,339
New York Times Co., Class A	30,629	1,355,946
News Corp., Class A	90,747	1,950,153
TEGNA, Inc.	41,085	679,135
Total Media		12,454,700

Multi-Utilities (0.51%)
Avista Corp.	5,575	185,592
Black Hills Corp.	4,445	244,475
NiSource, Inc.	39,282	1,051,186
NorthWestern Corp.	5,575	280,980
Total Multi-Utilities		1,762,233

Pharmaceuticals (1.39%)
Organon & Co.	217,648	4,779,550

Professional Services (6.26%)
CSG Systems International, Inc.	35,544	1,930,395
Exponent, Inc.	29,852	2,682,501
Genpact, Ltd.	113,934	4,253,156
Maximus, Inc.	81,690	6,602,185
Robert Half, Inc.	81,861	6,054,440
Total Professional Services		21,522,677

Semiconductors & Semiconductor Equipment (0.75%)
Power Integrations, Inc.	30,831	2,590,421

Software (3.00%)
Dolby Laboratories, Inc., Class A	86,448	7,302,263
InterDigital, Inc.	34,558	2,996,524
Total Software		10,298,787

Textiles, Apparel & Luxury Goods (2.01%)
Carter's, Inc.	29,613	2,119,402
Columbia Sportswear Co.	24,516	1,798,003
Ralph Lauren Corp.	15,070	1,757,614
Steven Madden, Ltd.	36,221	1,249,625
Total Textiles, Apparel & Luxury Goods		6,924,644

Security Description	Shares	Value
Trading Companies & Distributors (2.37%)
Watsco, Inc.	22,366	$8,153,525

Water Utilities (0.24%)
American States Water Co.	4,043	340,461
Essential Utilities, Inc.	13,566	500,585
Total Water Utilities		841,046

TOTAL COMMON STOCKS
(Cost $319,603,109)		343,074,058

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $44,718)	5.28%	44,718	$44,718

Investments Purchased with Collateral from Securities Loaned (0.12%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $407,066)		407,066	407,066
TOTAL SHORT TERM INVESTMENTS
(Cost $451,784)			451,784

TOTAL INVESTMENTS (99.92%)
(Cost $320,054,893)			$343,525,842
OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)			277,691
NET ASSETS - 100.00%			$343,803,533

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $392,164.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.62%)
Data Center REITs (2.28%)
Equinix, Inc.	378	$295,362

Diversified REITs (11.11%)
Broadstone Net Lease, Inc.	17,253	278,981
CTO Realty Growth, Inc.	16,749	295,118
Gladstone Commercial Corp.	22,027	289,655
Global Net Lease, Inc.(a)	27,077	307,324
One Liberty Properties, Inc.	13,551	266,277
Total Diversified REITs		1,437,355

Health Care REITs (10.45%)
Global Medical REIT, Inc.	30,415	294,417
Healthcare Realty Trust, Inc.	14,259	249,818
Medical Properties Trust, Inc.	30,583	220,809
Omega Healthcare Investors, Inc.	9,032	287,398
Sabra Health Care REIT, Inc.	23,981	300,482
Total Health Care REITs		1,352,924

Hotel & Resort REITs (10.33%)
Apple Hospitality REIT, Inc.	18,132	272,343
Park Hotels & Resorts, Inc.	20,204	259,217
Pebblebrook Hotel Trust(a)	19,766	286,014
RLJ Lodging Trust	25,928	259,021
Service Properties Trust	31,469	259,934
Total Hotel & Resort REITs		1,336,529

Industrial REITs (11.49%)
EastGroup Properties, Inc.	1,653	296,928
Innovative Industrial Properties, Inc.	3,982	347,549
LXP Industrial Trust	27,580	270,836
Plymouth Industrial REIT, Inc.	12,531	287,085
STAG Industrial, Inc.	7,793	284,678
Total Industrial REITs		1,487,076

Multi-Family Residential REITs (8.75%)
Apartment Income REIT Corp.	7,645	260,389
BRT Apartments Corp.	14,352	267,665
Centerspace	4,491	290,747
Clipper Realty, Inc.	50,915	313,127
Total Multi-Family Residential REITs		1,131,928

Office REITs (12.67%)
Brandywine Realty Trust	63,441	317,205
Hudson Pacific Properties, Inc.	54,148	368,748
Office Properties Income Trust	35,620	263,588
Piedmont Office Realty Trust, Inc., Class A	40,788	280,213

Security Description	Shares	Value
Office REITs (continued)
SL Green Realty Corp.	10,445	$410,071
Total Office REITs		1,639,825

Retail REITs (11.13%)
Alexander's, Inc.	1,520	291,460
Necessity Retail REIT, Inc.(a)	41,449	310,867
Saul Centers, Inc.	7,411	278,357
Simon Property Group, Inc.	2,539	288,151
Spirit Realty Capital, Inc.	7,019	271,004
Total Retail REITs		1,439,839

Self-Storage REITs (2.00%)
National Storage Affiliates Trust	7,685	258,216

Single-Family Residential REITs (1.99%)
UMH Properties, Inc.	17,241	257,753

Specialized REITs (10.66%)
EPR Properties	6,193	277,323
Four Corners Property Trust, Inc.	10,676	268,608
Gaming and Leisure Properties, Inc.	5,645	267,573
Outfront Media, Inc.	18,548	210,520
Uniti Group, Inc.	66,128	355,107
Total Specialized REITs		1,379,131

Technology REITs (4.66%)
Crown Castle, Inc.	2,466	247,833
Digital Realty Trust, Inc.	2,695	354,985
Total Technology REITs		602,818

Telecom Tower REITs (2.10%)
American Tower Corp.	1,499	271,799

TOTAL COMMON STOCKS
(Cost $15,934,838)		12,890,555

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.23%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	30,304	30,304

TOTAL SHORT TERM INVESTMENTS
(Cost $30,304)			30,304

TOTAL INVESTMENTS (99.85%)
(Cost $15,965,142)			$12,920,859
OTHER ASSETS IN EXCESS OF LIABILITIES (0.15%)			20,041
NET ASSETS - 100.00%			$12,940,900

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $734,958.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.38%)
Communication Services (8.83%)
AT&T, Inc.	1,436,965	$21,252,712
Interpublic Group of Cos., Inc.	578,346	18,859,863
Omnicom Group, Inc.	242,522	19,646,707
Paramount Global, Class B	1,423,577	21,481,777
Verizon Communications, Inc.	646,166	22,602,887
Total Communication Services		103,843,946

Consumer Discretionary (10.67%)
Best Buy Co., Inc.	304,662	23,291,410
Hasbro, Inc.	380,210	27,375,120
Newell Brands, Inc.	2,702,849	28,596,142
VF Corp.	1,199,414	23,700,421
Whirlpool Corp.	161,375	22,586,045
Total Consumer Discretionary		125,549,138

Consumer Staples (9.11%)
Altria Group, Inc.	506,808	22,411,050
Kimberly-Clark Corp.	170,379	21,949,926
Kraft Heinz Co.	621,487	20,565,005
Philip Morris International, Inc.	247,556	23,780,229
Walgreens Boots Alliance, Inc.	729,447	18,462,304
Total Consumer Staples		107,168,514

Energy (10.55%)
Devon Energy Corp.	459,578	23,479,840
Kinder Morgan, Inc.	1,345,807	23,174,797
ONEOK, Inc.	382,975	24,969,970
Phillips 66	232,037	26,489,344
Williams Cos., Inc.	754,153	26,040,903
Total Energy		124,154,854

Financials (9.81%)
Citigroup, Inc.	474,558	19,594,500
Franklin Resources, Inc.	869,197	23,242,328
Lincoln National Corp.	992,223	25,460,442
Prudential Financial, Inc.	271,079	25,663,049
Truist Financial Corp.	702,456	21,460,031
Total Financials		115,420,350

Health Care (10.27%)
AbbVie, Inc.	165,894	24,379,782
Gilead Sciences, Inc.	293,366	22,436,632
Medtronic PLC	273,725	22,308,587

Security Description	Shares	Value
Health Care (continued)
Organon & Co.	1,155,778	$25,380,885
Viatris, Inc.	2,443,521	26,267,851
Total Health Care		120,773,737

Industrials (10.20%)
3M Co.	229,440	24,474,365
Fastenal Co.	418,487	24,096,481
Snap-On, Inc.	85,648	23,005,053
Stanley Black & Decker, Inc.	270,906	25,568,108
United Parcel Service, Inc., Class B	134,480	22,780,912
Total Industrials		119,924,919

Information Technology (10.46%)
Corning, Inc.	699,240	22,949,057
HP, Inc.	769,102	22,850,020
Intel Corp.	731,299	25,697,847
International Business Machines Corp.	169,374	24,869,184
Seagate Technology Holdings PLC	376,392	26,644,790
Total Information Technology		123,010,898

Materials (10.11%)
Amcor PLC	2,290,274	22,307,269
International Paper Co.	723,511	25,265,004
LyondellBasell Industries NV, Class A	257,445	25,427,843
Newmont Mining Corp.	552,863	21,793,859
The Dow Chemical Co.	442,952	24,167,461
Total Materials		118,961,436

Utilities (9.37%)
Dominion Resources, Inc.	431,722	20,955,786
Duke Energy Corp.	250,396	22,235,165
Edison International	338,421	23,300,286
Pinnacle West Capital Corp.	283,728	21,923,662
Southern Co.	321,680	21,787,386
Total Utilities		110,202,285

TOTAL COMMON STOCKS
(Cost $1,226,453,120)		1,169,010,077

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Money Market Fund (0.15%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	1,744,177	$1,744,177

TOTAL SHORT TERM INVESTMENTS
(Cost $1,744,177)			1,744,177

TOTAL INVESTMENTS (99.53%)
(Cost $1,228,197,297)			$1,170,754,254
OTHER ASSETS IN EXCESS OF LIABILITIES (0.47%)			5,520,331
NET ASSETS - 100.00%			$1,176,274,585

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.72%)
Communication Services (1.82%)
Alphabet, Inc., Class A(a)	3,467	$472,102
Charter Communications, Inc., Class A(a)	952	417,090
Fox Corp., Class A	9,683	320,120
Meta Platforms, Inc., Class A(a)	1,752	518,399
Netflix, Inc.(a)	1,075	466,206
Omnicom Group, Inc.	3,591	290,907
Total Communication Services		2,484,824

Consumer Discretionary (15.38%)
Academy Sports & Outdoors, Inc.	5,248	286,383
Airbnb, Inc., Class A(a)	2,655	349,265
Asbury Automotive Group, Inc.(a)	1,394	320,620
Best Buy Co., Inc.	3,996	305,494
Booking Holdings, Inc.(a)	126	391,234
BorgWarner, Inc.	6,554	267,075
Boyd Gaming Corp.	5,140	343,712
Brunswick Corp.	3,774	298,599
Buckle, Inc.	8,533	311,796
Build-A-Bear Workshop, Inc.	13,082	344,972
Cavco Industries, Inc.(a)	1,105	308,870
Chipotle Mexican Grill, Inc.(a)	204	393,035
Crocs, Inc.(a)(b)	2,726	265,349
Darden Restaurants, Inc.	2,184	339,634
Deckers Outdoor Corp.(a)	762	403,167
Dick's Sporting Goods, Inc.(b)	2,147	249,782
Dillard's, Inc., Class A	938	323,723
DR Horton, Inc.	3,338	397,289
Ethan Allen Interiors, Inc.	11,207	351,676
Everi Holdings, Inc.(a)	18,842	272,455
Five Below, Inc.(a)	1,603	275,652
Fox Factory Holding Corp.(a)	2,756	305,392
General Motors Co.	8,802	294,955
Genuine Parts Co.	1,927	296,238
Green Brick Partners, Inc.(a)	10,278	508,350
Harley-Davidson, Inc.	7,905	266,794
Haverty Furniture Cos., Inc.	9,970	312,061
Hibbett Sports, Inc.	4,808	222,658
Hilton Worldwide Holdings, Inc.	2,236	332,381
Home Depot, Inc.	1,098	362,669
Installed Building Products, Inc.	2,873	415,809
KB Home	9,227	468,732
La-Z-Boy, Inc.	10,985	338,887
Lennar Corp., Class B(b)	3,846	410,214
LKQ Corp.	5,755	302,310
M/I Homes, Inc.(a)	5,412	531,350
Malibu Boats, Inc., Class A(a)	5,485	266,352
Marriott International, Inc., Class A	1,908	388,297

Security Description	Shares	Value
Consumer Discretionary (continued)
MasterCraft Boat Holdings, Inc.(a)	10,061	$218,927
Meritage Homes Corp.	2,952	410,446
NIKE, Inc., Class B	2,673	271,871
NVR, Inc.(a)	59	376,262
O'Reilly Automotive, Inc.(a)	381	358,026
Oxford Industries, Inc.	2,830	285,802
Polaris, Inc.	2,820	316,094
Pool Corp.	904	330,502
PulteGroup, Inc.	5,879	482,431
Ross Stores, Inc.	3,017	367,501
Skyline Champion Corp.(a)	4,708	335,539
Steven Madden, Ltd.(b)	9,321	321,574
Tapestry, Inc.	7,598	253,165
Target Hospitality Corp.(a)(b)	19,361	307,840
Taylor Morrison Home Corp., Class A(a)	9,115	432,051
Tesla, Inc.(a)	1,813	467,899
TJX Cos., Inc.	4,229	391,098
Toll Brothers, Inc.	5,476	448,649
TopBuild Corp.(a)	1,629	472,540
Tractor Supply Co.	1,384	302,404
TRI Pointe Group, Inc.(a)	13,447	418,202
Ulta Beauty, Inc.(a)	604	250,678
Williams-Sonoma, Inc.(b)	2,608	368,250
Total Consumer Discretionary		21,010,982

Consumer Staples (3.64%)
Brown-Forman Corp., Class A	5,084	341,797
Cal-Maine Foods, Inc.	5,603	267,767
Campbell Soup Co.	5,982	249,450
Clorox Co.	2,092	327,294
Coca-Cola Co.	5,307	317,518
Coca-Cola Consolidated, Inc.	599	418,641
Costco Wholesale Corp.	665	365,271
Dollar Tree, Inc.(a)	2,241	274,209
elf Beauty, Inc.(a)	4,516	626,414
General Mills, Inc.	4,002	270,775
Hershey Co.	1,322	284,045
Kraft Heinz Co.	8,481	280,636
Kroger Co.	6,673	309,561
Lamb Weston Holdings, Inc.	3,220	313,660
PepsiCo, Inc.	1,825	324,704
Total Consumer Staples		4,971,742

Energy (9.93%)
APA Corp.	8,939	391,886
Ardmore Shipping Corp.	18,610	231,508
Berry Corp.	35,764	306,498
Cactus, Inc., Class A	7,380	393,649
Callon Petroleum Co.(a)	8,816	345,852
Cheniere Energy, Inc.	2,038	332,602
Civitas Resources, Inc.(b)	4,606	378,705
CVR Energy, Inc.(b)	10,454	341,846
Denbury, Inc.(a)	3,861	353,590
Diamondback Energy, Inc.	2,312	350,915
Dorian LPG, Ltd.	15,095	389,451
Exxon Mobil Corp.	2,917	324,341
Halliburton Co.	9,302	359,243
Hess Corp.	2,422	374,199

Security Description	Shares	Value
Energy (continued)
HF Sinclair Corp.	6,375	$351,199
HighPeak Energy, Inc.(b)	14,306	210,727
International Seaways, Inc.	6,619	284,418
Kosmos Energy, Ltd.(a)	45,456	330,920
Liberty Energy, Inc., Class A	22,369	356,786
Marathon Petroleum Corp.	2,443	348,787
Matador Resources Co.	6,163	391,351
Murphy Oil Corp.	8,769	398,113
Northern Oil and Gas, Inc.(b)	10,516	439,884
ONEOK, Inc.	4,879	318,111
Par Pacific Holdings, Inc.(a)	11,597	398,357
PBF Energy, Inc., Class A	7,095	332,685
Peabody Energy Corp.(b)	12,626	272,469
Permian Basin Royalty Trust(b)	13,721	281,143
Permian Resources Corp.(b)	29,757	421,954
Phillips 66	3,103	354,238
Range Resources Corp.(b)	12,436	402,678
RPC, Inc.	37,689	301,135
Sabine Royalty Trust	4,246	281,043
San Juan Basin Royalty Trust(b)	29,624	199,073
SandRidge Energy, Inc.	23,268	372,055
Schlumberger Ltd.	6,161	363,253
Targa Resources Corp.	4,273	368,546
VAALCO Energy, Inc.(b)	68,812	284,882
Valero Energy Corp.	2,379	309,032
Viper Energy Partners LP	11,301	314,394
Total Energy		13,561,518

Financials (16.74%)
American Express Co.	1,897	299,707
American International Group, Inc.	5,914	346,087
Arch Capital Group, Ltd.(a)	4,719	362,702
Axos Financial, Inc.(a)	8,345	359,586
BancFirst Corp.	3,611	345,139
Bancorp, Inc.(a)	10,504	385,602
Bank of America Corp.	10,680	306,196
Bank OZK	8,784	352,853
Banner Corp.	5,560	242,138
Byline Bancorp, Inc.	14,582	308,847
Cadence Bank(b)	13,350	305,448
Capital One Financial Corp.	3,198	327,443
Cathay General Bancorp	8,358	297,796
Central Pacific Financial Corp.	16,072	272,742
Charles Schwab Corp.	5,351	316,512
Citizens Financial Group, Inc.	9,422	265,041
City Holding Co.	3,403	310,898
Coastal Financial Corp.(a)	8,093	356,497
Comerica, Inc.	5,344	257,100
ConnectOne Bancorp, Inc.	15,137	289,419
Discover Financial Services	3,077	277,145
East West Bancorp, Inc.	5,011	277,309
Enova International, Inc.(a)	6,851	345,633
Enterprise Financial Services Corp.	6,267	242,596
FactSet Research Systems, Inc.	794	346,510
Fifth Third Bancorp	10,646	282,651
First Bancorp	8,192	242,811
First BanCorp	24,972	346,112
First Financial Bankshares, Inc.	9,857	283,093

Security Description	Shares	Value
Financials (continued)
First Merchants Corp.	8,704	$259,727
FleetCor Technologies, Inc.(a)	1,602	435,311
Fulton Financial Corp.	20,850	277,930
Hancock Whitney Corp.	7,399	305,209
Hanmi Financial Corp.	15,148	262,363
Heritage Financial Corp.	13,698	235,880
Huntington Bancshares, Inc.	24,004	266,204
Interactive Brokers Group, Inc.	3,913	356,396
International Bancshares Corp.	6,975	312,340
Jackson Financial, Inc., Class A	7,853	295,273
JPMorgan Chase & Co.	2,349	343,729
KeyCorp	20,563	232,979
LPL Financial Holdings Inc.	1,355	312,449
M&T Bank Corp.	2,384	298,119
MarketAxess Holdings, Inc.	905	218,042
Mastercard, Inc., Class A	903	372,614
MSCI, Inc.	604	328,346
Navient Corp.	19,465	343,557
New York Community Bancorp, Inc.(b)	43,135	529,698
OceanFirst Financial Corp.	15,508	261,620
OFG Bancorp	11,683	352,359
Old National Bancorp(b)	20,188	308,069
Pacific Premier Bancorp, Inc.	11,744	270,347
Peapack-Gladstone Financial Corp.	9,743	265,692
Peoples Bancorp, Inc.(b)	11,464	295,427
Preferred Bank	5,048	313,531
Principal Financial Group, Inc.	4,080	317,057
Provident Financial Services, Inc.	15,681	258,423
QCR Holdings, Inc.	6,792	356,308
Regions Financial Corp.	15,896	291,533
S&T Bancorp, Inc.	9,520	269,702
South State Corp.(b)	4,149	299,973
State Street Corp.	3,933	270,354
Synchrony Financial	9,977	322,058
Synovus Financial Corp.	9,255	286,535
TriCo Bancshares	7,024	241,204
Truist Financial Corp.	8,091	247,180
TrustCo Bank Corp.	9,402	267,675
UMB Financial Corp.	4,075	257,581
United Community Banks, Inc.	11,004	297,108
Visa, Inc., Class A, Class A	1,451	356,482
Washington Federal, Inc.	10,214	277,617
Webster Financial Corp.	7,301	309,635
Wells Fargo & Co.	7,598	313,721
Western Alliance Bancorp(b)	6,369	318,514
WR Berkley Corp.	5,015	310,228
Total Financials		22,873,712

Health Care (7.10%)
AbbVie, Inc.	2,099	308,469
Agilent Technologies, Inc.	2,309	279,551
Amphastar Pharmaceuticals, Inc.(a)	8,946	476,911
Assertio Holdings, Inc.(a)(b)	55,744	182,840
Biogen, Inc.(a)	1,227	328,051
Bristol-Myers Squibb Co.	4,780	294,687

Security Description	Shares	Value
Health Care (continued)
Catalyst Pharmaceuticals, Inc.(a)	21,962	$308,346
Charles River Laboratories International, Inc.(a)	1,552	320,985
Cross Country Healthcare, Inc.(a)	13,114	337,817
Dexcom, Inc.(a)	2,914	294,256
Edwards Lifesciences Corp.(a)	4,224	323,009
Gilead Sciences, Inc.	3,952	302,249
Hologic, Inc.(a)	4,046	302,398
IDEXX Laboratories, Inc.(a)	693	354,407
Laboratory Corp. of America Holdings	1,410	293,421
Maravai LifeSciences Holdings, Inc., Class A(a)	21,934	226,797
Medpace Holdings, Inc.(a)	1,792	484,324
Merck & Co., Inc.	2,918	318,004
Mettler-Toledo International, Inc.(a)	219	265,752
Regeneron Pharmaceuticals, Inc.(a)	420	347,126
ResMed, Inc.	1,526	243,534
Shockwave Medical, Inc.(a)	1,722	379,511
Thermo Fisher Scientific, Inc.	576	320,890
United Therapeutics Corp.(a)	1,375	308,495
Veeva Systems, Inc., Class A(a)	1,909	398,408
Vertex Pharmaceuticals, Inc.(a)	1,093	380,736
Waters Corp.(a)	1,032	289,786
West Pharmaceutical Services, Inc.	998	406,086
Zoetis, Inc.	1,944	370,351
Zynex, Inc.(a)(b)	33,474	257,750
Total Health Care		9,704,947

Industrials (20.01%)
AAON, Inc.	5,209	328,479
AGCO Corp.	2,419	313,333
Allison Transmission Holdings, Inc.	6,866	415,050
AMETEK, Inc.	2,317	369,585
Applied Industrial Technologies, Inc.	2,265	349,648
ArcBest Corp.	3,255	343,695
Atkore, Inc.(a)	2,269	349,358
Automatic Data Processing, Inc.	1,473	375,040
BlueLinx Holdings, Inc.(a)	3,883	346,597
Boise Cascade Co.	4,834	528,695
Broadridge Financial Solutions, Inc.	2,295	427,352
Builders FirstSource, Inc.(a)	3,847	557,969
Carlisle Cos., Inc.	1,293	340,085
Caterpillar, Inc.	1,384	389,084
CH Robinson Worldwide, Inc.	3,069	277,530
Cintas Corp.	733	369,557
Comfort Systems USA, Inc.	2,230	411,591
Copart, Inc.	9,384	420,685
Core & Main, Inc.(a)	14,412	473,290
CSW Industrials, Inc.	2,300	413,149
CSX Corp.	10,857	327,881

Security Description	Shares	Value
Industrials (continued)
Cummins, Inc.	1,301	$299,282
Deere & Co.	792	325,464
Dover Corp.	2,157	319,883
Eagle Bulk Shipping, Inc.	6,152	269,211
Encore Wire Corp.	1,698	279,847
Expeditors International of Washington, Inc.	2,928	341,727
Fastenal Co.	6,099	351,180
Fortive Corp.	4,877	384,551
Forward Air Corp.	2,982	211,185
Franklin Electric Co., Inc.	3,463	334,907
GMS, Inc.(a)	5,593	387,819
Graco, Inc.	4,645	366,676
H&E Equipment Services, Inc.	6,465	292,994
Herc Holdings, Inc.	2,485	323,398
Heritage-Crystal Clean, Inc.(a)	9,017	406,667
Hub Group, Inc., Class A(a)	3,552	277,198
Hubbell, Inc.	1,313	428,104
Hudson Technologies, Inc.(a)	37,555	452,913
IDEX Corp.	1,431	323,978
Illinois Tool Works, Inc.	1,365	337,633
Insteel Industries, Inc.	11,629	404,108
Janus International Group, Inc.(a)	31,491	360,572
JB Hunt Transport Services, Inc.	1,791	336,493
Korn Ferry	5,739	292,574
Landstar System, Inc.	1,778	337,482
LSI Industries, Inc.	23,620	372,015
Marten Transport, Ltd.	14,820	311,220
Masonite International Corp.(a)	3,611	370,886
Mueller Industries, Inc.	4,386	338,424
Norfolk Southern Corp.	1,494	306,285
Old Dominion Freight Line, Inc.	934	399,164
Owens Corning	3,366	484,401
PACCAR, Inc.	4,347	357,715
Paychex, Inc.	2,916	356,423
Quanex Building Products Corp.	15,538	419,215
RBC Bearings, Inc.	2,083	337,842
Republic Services, Inc.	2,475	356,722
Rockwell Automation, Inc.	1,088	339,543
Rush Enterprises, Inc., Class A	8,644	357,948
Ryder System, Inc.	3,453	347,717
Saia, Inc.(a)	1,136	484,163
Shoals Technologies Group, Inc., Class A(a)	14,790	291,067
Simpson Manufacturing Co., Inc.	3,030	484,073
Snap-on, Inc.	1,307	351,060
Terex Corp.	5,901	357,660
Titan Machinery, Inc.(a)	7,237	224,492
Toro Co.	2,874	294,068
UFP Industries, Inc.	3,970	414,269
United Parcel Service, Inc., Class B	1,731	293,231
United Rentals, Inc.	733	349,304
Verisk Analytics, Inc.	1,743	422,189
Watsco, Inc.(b)	1,070	390,068

Security Description	Shares	Value
Industrials (continued)
Watts Water Technologies, Inc., Class A	1,887	$356,209
WillScot Mobile Mini Holdings Corp.(a)	6,337	259,944
WW Grainger, Inc.	464	331,361
Total Industrials		27,332,177

Information Technology (15.79%)
Adobe, Inc.(a)	954	533,610
Advanced Energy Industries, Inc.	3,393	400,611
Aehr Test Systems(a)(b)	10,899	555,958
Allegro MicroSystems, Inc.(a)	7,133	272,837
Amdocs, Ltd.	3,463	308,900
Amphenol Corp., Class A	4,110	363,242
Analog Devices, Inc.	1,729	314,298
ANSYS, Inc.(a)	1,064	339,278
Apple, Inc.	2,116	397,533
Applied Materials, Inc.	2,746	419,479
Arista Networks, Inc.(a)	2,146	418,964
Autodesk, Inc.(a)	1,618	359,099
Axcelis Technologies, Inc.(a)	2,541	488,253
Bel Fuse, Inc., Class B	9,361	489,580
Broadcom, Inc.	513	473,443
Cadence Design Systems, Inc.(a)	1,608	386,627
CDW Corp.	1,648	347,975
Cirrus Logic, Inc.(a)	3,117	255,719
Cisco Systems, Inc.	6,470	371,054
Cognizant Technology Solutions Corp., Class A	5,204	372,658
Diodes, Inc.(a)	3,563	291,632
Enphase Energy, Inc.(a)	1,497	189,415
Fabrinet(a)	2,661	427,809
Fortinet, Inc.(a)	5,347	321,943
Gartner, Inc.(a)	999	349,330
Intuit, Inc.	801	433,990
Jabil, Inc.	3,839	439,258
Keysight Technologies, Inc.(a)	2,035	271,265
KLA Corp.	857	430,103
Lam Research Corp.	655	460,072
Lattice Semiconductor Corp.(a)	3,629	352,956
Littelfuse, Inc.	1,207	322,366
Manhattan Associates, Inc.(a)	2,290	464,000
MaxLinear, Inc.(a)	9,799	230,276
Microchip Technology, Inc.	3,851	315,166
Micron Technology, Inc.	5,721	400,127
Microsoft Corp.	1,264	414,289
Monolithic Power Systems, Inc.	656	341,914
Motorola Solutions, Inc.	1,202	340,851
Napco Security Technologies, Inc.(b)	10,638	263,610
NetApp, Inc.	5,050	387,335
NVE Corp.	4,195	371,048
ON Semiconductor Corp.(a)	4,010	394,825
Onto Innovation, Inc.(a)	3,896	541,466
PTC, Inc.(a)	2,652	390,295
Qorvo, Inc.(a)	3,294	353,743
QUALCOMM, Inc.	2,727	312,323
Qualys, Inc.(a)	2,666	414,963

Security Description	Shares	Value
Information Technology (continued)
Skyworks Solutions, Inc.	2,825	$307,190
Super Micro Computer, Inc.(a)	3,388	931,971
Synopsys, Inc.(a)	884	405,659
Teradyne, Inc.	3,102	334,613
Texas Instruments, Inc.	1,829	307,382
Veeco Instruments, Inc.(a)(b)	15,392	449,292
Vishay Intertechnology, Inc.	14,977	410,969
Zoom Video Communications, Inc., Class A(a)	4,680	332,420
Total Information Technology		21,574,984

Materials (6.37%)
Air Products and Chemicals, Inc.	1,118	330,358
Albemarle Corp.	1,395	277,200
Alpha Metallurgical Resources, Inc.	1,888	382,962
Arch Resources, Inc., Class A	2,071	270,473
Avery Dennison Corp.	1,842	346,996
Cabot Corp.	4,229	306,433
Celanese Corp.	2,878	363,664
Commercial Metals Co.	6,559	369,206
Dow Chemical Co.	5,834	318,303
Eagle Materials, Inc.	2,312	437,708
FMC Corp.	2,607	224,802
Freeport-McMoRan, Inc.	8,493	338,956
Graphic Packaging Holding Co.	13,627	303,064
Hawkins, Inc.	8,093	503,304
International Paper Co.	9,045	315,851
Intrepid Potash, Inc.(a)(b)	11,124	298,457
Livent Corp.(a)(b)	15,141	325,077
Martin Marietta Materials, Inc.	921	411,144
Mosaic Co.	6,401	248,679
MP Materials Corp.(a)(b)	11,108	232,601
NewMarket Corp.	925	434,417
Nucor Corp.	1,976	340,070
Packaging Corp. of America	2,371	353,516
Reliance Steel & Aluminum Co.	1,256	357,910
Steel Dynamics, Inc.	2,609	278,093
Warrior Met Coal, Inc.	8,299	328,308
Total Materials		8,697,552

Utilities (0.94%)
Brookfield Renewable Corp.(b)	11,274	315,108
Clearway Energy, Inc.	10,871	269,275
NiSource, Inc.	12,063	322,806
Otter Tail Corp.(b)	4,555	375,195
Total Utilities		1,282,384

TOTAL COMMON STOCKS
(Cost $112,052,839)		133,494,822

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.18%)
Energy (1.77%)
Black Stone Minerals LP	22,291	386,749
Dorchester Minerals LP	11,143	310,444
Energy Transfer LP	25,441	342,690

Security Description	Shares	Value
Energy (continued)
Enterprise Products Partners LP	12,575	$334,621
Magellan Midstream Partners LP	5,923	393,406
MPLX LP	9,280	323,779
Western Midstream Partners LP	12,349	329,595
Total Energy		2,421,284

Materials (0.18%)
CVR Partners LP	3,361	251,436

Utilities (0.23%)
Suburban Propane Partners LP	21,307	309,378

TOTAL LIMITED PARTNERSHIPS
(Cost $2,904,993)		2,982,098

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.62%)
Money Market Fund (0.34%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $466,143)	5.28%	466,143	466,143

Investments Purchased with Collateral from Securities Loaned (1.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $1,747,409)		1,747,409	1,747,409
TOTAL SHORT TERM INVESTMENTS
(Cost $2,213,552)			2,213,552

TOTAL INVESTMENTS (101.52%)
(Cost $117,171,384)			$138,690,472
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.52%)			(2,077,486)
NET ASSETS - 100.00%			$136,612,986

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $8,096,355.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (71.38%)
Communication Services (5.74%)
Alphabet, Inc., Class A(a)	14,776	$2,012,048
Alphabet, Inc., Class C(a)	350	48,073
AT&T, Inc.	1,163	17,201
BCE, Inc.	1,149	48,659
Comcast Corp., Class A	716	33,480
Fox Corp., Class A	36	1,190
Meta Platforms, Inc., Class A(a)	158	46,751
Netflix, Inc.(a)	1,644	712,969
SK Telecom Co., Ltd., ADR	278	5,582
Telefonica SA, Sponsored ADR	3,028	12,385
T-Mobile US, Inc.(a)	31	4,224
Verizon Communications, Inc.	359	12,558
Vodafone Group PLC, ADR	757	7,055
Walt Disney Co.(a)	4,389	367,272
Warner Bros, Discovery, Inc.(a)	1,355	17,805
Total Communication Services		3,347,252

Consumer Discretionary (10.76%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	135	12,542
Amazon.com, Inc.(a)	15,607	2,153,921
Aptiv PLC(a)	35	3,551
Aramark	57	2,119
Booking Holdings, Inc.(a)	291	903,564
Darden Restaurants, Inc.	26	4,043
Dick's Sporting Goods, Inc.	28	3,258
DR Horton, Inc.	122	14,520
Etsy, Inc.(a)	5,752	423,175
Ferrari NV	70	22,242
General Motors Co.	163	5,462
H World Group, Ltd., ADR(a)	24	967
Hilton Worldwide Holdings, Inc.	75	11,149
Home Depot, Inc.	2,509	828,722
JD.com, Inc., ADR	142	4,716
Magna International, Inc.	134	7,882
McDonald's Corp.	1,419	398,952
NIKE, Inc., Class B	192	19,528
O'Reilly Automotive, Inc.(a)	13	12,216
Peloton Interactive, Inc.(a)	149	951
PulteGroup, Inc.	5,025	412,351
RH(a)	2,466	900,558
Sony Group Corp., ADR	187	15,557
Starbucks Corp.	582	56,710
Tesla, Inc.(a)	36	9,291
TJX Cos., Inc.	239	22,103
Toyota Motor Corp., Sponsored ADR	40	6,885
Tractor Supply Co.	65	14,203
Total Consumer Discretionary		6,271,138
Security Description	Shares	Value
Consumer Staples (2.19%)
British American Tobacco PLC, ADR	230	$7,636
Coca-Cola Europacific Partners PLC	210	13,463
Constellation Brands, Inc., Class A	1,918	499,754
Costco Wholesale Corp.	110	60,421
Coty, Inc., Class A(a)	104	1,202
Diageo PLC, ADR	92	15,240
Estee Lauder Cos., Inc., Class A	3,026	485,764
Keurig Dr Pepper, Inc.	406	13,662
Kraft Heinz Co.	841	27,829
Lamb Weston Holdings, Inc.	13	1,266
PepsiCo, Inc.	269	47,860
Procter & Gamble Co.	310	47,845
Target Corp.	38	4,809
Walmart, Inc.	318	51,710
Total Consumer Staples		1,278,461

Energy (1.68%)
Baker Hughes Co.	60	2,171
Cheniere Energy, Inc.	54	8,813
Chevron Corp.	806	129,847
ConocoPhillips	62	7,380
Devon Energy Corp.	687	35,099
Equinor ASA, Sponsored ADR	303	9,263
Exxon Mobil Corp.	510	56,707
Hess Corp.	42	6,489
Kinder Morgan, Inc.	614	10,573
Phillips 66	5,480	625,596
Schlumberger NV	129	7,606
Shell PLC, ADR	257	15,957
Suncor Energy, Inc.	357	12,095
Valero Energy Corp.	62	8,054
Williams Cos., Inc.	1,219	42,092
Total Energy		977,742

Financials (10.72%)
American Express Co.	267	42,183
Aon PLC, Class A	66	22,004
Bank of Montreal	97	8,351
Berkshire Hathaway, Inc., Class B(a)	87	31,337
BlackRock, Inc.	1,764	1,235,752
Charles Schwab Corp.	104	6,152
Everest Group, Ltd.	4	1,443
Fidelity National Information Services, Inc.	7,393	412,973
Fifth Third Bancorp	748	19,859
HDFC Bank, Ltd., ADR	132	8,225
HSBC Holdings PLC, ADR	407	15,189
Huntington Bancshares, Inc.	108	1,198
ING Groep NV, ADR	639	9,042
Interactive Brokers Group, Inc.	85	7,742
Intercontinental Exchange, Inc.	97	11,445
JPMorgan Chase & Co.	547	80,042
Mastercard, Inc., Class A	1,942	801,347

Security Description	Shares	Value
Financials (continued)
Mitsubishi UFJ Financial Group, Inc., ADR	1,631	$12,934
Morgan Stanley	9,585	816,163
MSCI, Inc.	1,644	893,711
PayPal Holdings, Inc.(a)	19,786	1,236,822
Principal Financial Group, Inc.	493	38,311
Progressive Corp.	321	42,843
Prudential PLC, ADR	267	6,598
Synchrony Financial	963	31,086
Toronto-Dominion Bank	556	33,921
Truist Financial Corp.	132	4,033
Visa, Inc., Class A	1,617	397,265
Voya Financial, Inc.	51	3,554
Wells Fargo & Co.	192	7,928
WEX, Inc.(a)	26	5,101
Total Financials		6,244,554

Health Care (5.31%)
Abbott Laboratories	3,218	331,132
AbbVie, Inc.	3,300	484,967
Amgen, Inc.	264	67,674
Argenx SE, ADR(a)	24	12,060
AstraZeneca PLC, ADR	327	22,177
Biogen, Inc.(a)	1,644	439,540
BioMarin Pharmaceutical, Inc.(a)	115	10,509
Boston Scientific Corp.(a)	114	6,149
Bristol-Myers Squibb Co.	389	23,982
Chemed Corp.	6	3,069
Cigna Group	23	6,354
Danaher Corp.	85	22,525
Dexcom, Inc.(a)	29	2,928
Edwards Lifesciences Corp.(a)	81	6,194
Elevance Health, Inc.	9	3,978
Eli Lilly & Co.	131	72,600
HCA Healthcare, Inc.	93	25,789
Intuitive Surgical, Inc.(a)	17	5,316
Johnson & Johnson	244	39,450
Laboratory Corp. of America Holdings	10	2,081
Medtronic PLC	574	46,781
Novo Nordisk A/S, ADR	104	19,304
Option Care Health, Inc.(a)	79	2,752
Pfizer, Inc.	112	3,963
Sanofi, ADR	310	16,486
Stryker Corp.	36	10,208
Thermo Fisher Scientific, Inc.	31	17,270
UnitedHealth Group, Inc.	2,021	963,167
Vertex Pharmaceuticals, Inc.(a)	1,096	381,781
Viatris, Inc.	6	65
Zoetis, Inc.	224	42,674
Total Health Care		3,092,925

Industrials (6.75%)
ABB, Ltd., ADR	212	8,037
AerCap Holdings NV(a)	42	2,584
AMETEK, Inc.	26	4,147
Boeing Co.(a)	32	7,169
Security Description	Shares	Value
Industrials (continued)
Canadian Pacific Kansas City, Ltd.	760	$60,329
Carrier Global Corp.	157	9,020
CNH Industrial NV	543	7,483
CSX Corp.	1,798	54,300
Deere & Co.	110	45,203
Dover Corp.	27	4,004
Eaton Corp. PLC	98	22,576
Emerson Electric Co.	65	6,386
Fortive Corp.	5,206	410,493
General Dynamics Corp.	191	43,288
Honeywell International, Inc.	109	20,485
Jacobs Solutions, Inc.	30	4,045
Lockheed Martin Corp.	991	444,315
Northrop Grumman Corp.	61	26,418
Otis Worldwide Corp.	78	6,673
Parker-Hannifin Corp.	39	16,259
Paycom Software, Inc.	1,370	403,930
RELX PLC, ADR	394	12,817
Rockwell Automation, Inc.	97	30,272
RTX Corp.	157	13,508
Ryanair Holdings PLC, ADR(a)	62	6,154
Thomson Reuters Corp.	164	21,122
TransDigm Group, Inc.(a)	548	495,311
Uber Technologies, Inc.(a)	27,605	1,303,783
Union Pacific Corp.	53	11,690
United Parcel Service, Inc., Class B	35	5,929
United Rentals, Inc.	822	391,716
Waste Connections, Inc.	152	20,822
ZTO Express Cayman, Inc., ADR	513	12,897
Total Industrials		3,933,165

Information Technology (25.89%)
Accenture PLC, Class A	40	12,951
Advanced Micro Devices, Inc.(a)	22	2,326
Akamai Technologies, Inc.(a)	3,836	403,125
Amdocs, Ltd.	14	1,249
Analog Devices, Inc.	38	6,908
Apple, Inc.	13,387	2,515,016
Applied Materials, Inc.	5,591	854,081
ASML Holding NV	17	11,229
Atlassian Corp., Class A(a)	34	6,938
Autodesk, Inc.(a)	21	4,661
BILL Holdings, Inc.(a)	10	1,153
Broadcom, Inc.	329	303,631
Cognizant Technology Solutions Corp., Class A	5,754	412,044
DocuSign, Inc.(a)	16,990	854,597
Dropbox, Inc.(a)	30,131	837,340
Elastic NV(a)	194	12,005
EPAM Systems, Inc.(a)	29	7,511
Gartner, Inc.(a)	13	4,546
Hewlett Packard Enterprise Co.	895	15,206
Intel Corp.	785	27,585
Intuit, Inc.	60	32,509
KLA Corp.	5	2,509
Lam Research Corp.	1,918	1,347,203

Security Description	Shares	Value
Information Technology (continued)
Micron Technology, Inc.	14,807	$1,035,602
Microsoft Corp.	5,815	1,905,925
Monolithic Power Systems, Inc.	1,644	856,869
NVIDIA Corp.	1,257	620,392
Palo Alto Networks, Inc.(a)	1,756	427,235
Salesforce, Inc.(a)	3,666	811,872
ServiceNow, Inc.(a)	592	348,587
Splunk, Inc.(a)	37	4,487
STMicroelectronics NV	118	5,577
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	184	17,217
Texas Instruments, Inc.	588	98,819
Twilio, Inc., Class A(a)	20,001	1,274,263
Total Information Technology		15,083,168

Materials (0.17%)
Chemours Co.	88	2,994
Crown Holdings, Inc.	49	4,540
Franco-Nevada Corp.	92	13,244
James Hardie Industries PLC, ADR(a)	103	3,109
Linde PLC	50	19,352
Mosaic Co.	90	3,497
Nutrien, Ltd.	562	35,585
Teck Resources, Ltd., Class B	277	11,446
Vulcan Materials Co.	20	4,365
Total Materials		98,132

Real Estate (0.90%)
American Tower Corp.	64	11,604
Crown Castle, Inc.	103	10,352
Equinix, Inc.	20	15,628
Extra Space Storage, Inc.	153	19,688
Prologis, Inc.	51	6,334
Realty Income Corp.	299	16,756
UDR, Inc.	85	3,392
VICI Properties, Inc.	322	9,930
Zillow Group, Inc.(a)	8,212	428,338
Total Real Estate		522,022

Utilities (1.27%)
Algonquin Power & Utilities Corp.	156	1,179
American Water Works Co., Inc.	1,492	207,000
Duke Energy Corp.	49	4,351
Entergy Corp.	115	10,954
Evergy, Inc.	1,815	99,770
Eversource Energy	357	22,784
National Grid PLC, ADR	277	17,510
NextEra Energy, Inc.	4,492	300,065
Public Service Enterprise Group, Inc.	41	2,504
Vistra Corp.	54	1,697
Security Description	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	1,274	$72,784
Total Utilities		740,598

TOTAL COMMON STOCKS
(Cost $38,328,580)		41,589,157

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (27.39%)
Broad Based (25.62%)
Dimensional US Core Equity 2 ETF	37,716	1,039,830
First Trust Capital Strength ETF	1,180	89,940
First Trust Value Line Dividend Index Fund	1,695	66,359
Invesco S&P 500 High Dividend Low Volatility ETF	699	28,764
Invesco S&P MidCap Low Volatility ETF	449	23,097
iShares Core MSCI EAFE ETF	1,251	83,704
iShares Core MSCI Emerging Markets ETF	1,092	53,574
iShares Core S&P 500 ETF	11,126	5,036,628
iShares Core S&P Mid-Cap ETF	676	178,667
iShares Core S&P Small-Cap ETF	1,105	111,362
iShares Core U.S. Aggregate Bond ETF	981	94,961
iShares MSCI EAFE ETF	2,736	195,706
iShares MSCI USA Min Vol Factor ETF	2,749	205,845
iShares Russell 1000 Growth ETF	553	155,896
iShares Russell 1000 Value ETF	1,183	188,073
iShares Russell 2000 Growth ETF	207	49,819
iShares Russell 2000 Value ETF	394	56,744
iShares Russell Mid-Cap ETF	15,602	1,143,003
iShares Russell Mid-Cap Growth ETF	525	50,510
iShares Russell Mid-Cap Value ETF	486	53,718
iShares S&P 500 Growth ETF	9,732	702,456
iShares S&P 500 Value ETF	6,919	1,121,500
iShares S&P Small-Cap 600 Growth ETF	3,426	399,609
iShares S&P Small-Cap 600 Value ETF	4,430	424,261
JPMorgan Ultra-Short Income ETF	2,489	125,072
ProShares S&P 500 Dividend Aristocrats ETF	1,124	106,173
Schwab International Equity ETF	2,025	71,422
Schwab Short-Term U.S. Treasury ETF	1,994	95,891
Schwab U.S. Large-Cap Growth ETF	14,905	1,145,598

Security Description	Shares	Value
Broad Based (continued)
Schwab US Dividend Equity ETF	1,312	$97,783
SPDR Dow Jones Industrial Average ETF Trust	195	67,823
SPDR S&P 500 ETF Trust	175	78,811
SPDR S&P Dividend ETF	4,085	499,391
Vanguard Dividend Appreciation ETF	1,261	205,669
Vanguard Intermediate-Term Bond ETF	867	64,496
Vanguard Short-Term Inflation-Protected Securities ETF	2,314	109,637
Vanguard Total International Stock ETF	2,000	111,400
Vanguard Total Stock Market ETF	947	212,071
Vanguard Value ETF	2,694	386,616
Total Broad Based		14,931,879

Consumer Discretionary (0.14%)
First Trust Consumer Discretionary AlphaDEX Fund	1,470	79,968

Consumer Staples (0.06%)
First Trust Consumer Staples AlphaDEX Fund	540	34,058

Energy (0.25%)
First Trust Energy AlphaDEX Fund	8,261	144,898

Financials (0.11%)
First Trust Financial AlphaDEX Fund	1,637	64,743

Health Care (0.26%)
First Trust Health Care AlphaDEX Fund	1,485	153,965

Industrials (0.12%)
First Trust Industrials/Producer Durables AlphaDEX Fund	1,184	71,709

Information Technology (0.83%)
First Trust Dow Jones Internet Index Fund(a)	688	116,636
First Trust Technology AlphaDEX Fund	1,252	145,996
Invesco S&P 500 Equal Weight Technology ETF	5,580	166,340
Security Description	Shares	Value
Information Technology (continued)
iShares Expanded Tech Sector ETF	125	$50,913
Total Information Technology		479,885

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,705,009)		15,961,105

Security Description	Shares	Value
WARRANTS (0.00%(b))
Energy (0.00%(b))
Occidental Petroleum Corp. (Expiring 8/3/2027), Strike Price $22.00	61	2,492

TOTAL WARRANTS
(Cost $302)		2,492

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.23%)
Money Market Fund (1.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	714,522	714,522

TOTAL SHORT TERM INVESTMENTS
(Cost $714,522)			714,522

TOTAL INVESTMENTS (100.00%)
(Cost $45,748,413)			$58,267,276
OTHER ASSETS IN EXCESS OF LIABILITIES (0.00%(b))			1,725
NET ASSETS - 100.00%			$58,269,001

(a)	Non-income producing security.
(b)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (69.77%)
Communications (3.50%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$290,000	$284,914
Comcast Corp.
4.15%, 10/15/2028	291,000	280,641
Discovery Communications LLC
3.95%, 03/20/2028	509,000	473,475
Total Communications		1,039,030

Consumer Discretionary (15.39%)
Ford Motor Co.
9.63%, 04/22/2030	407,000	472,949
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	655,000	668,709
General Motors Financial Co., Inc.
6.40%, 01/09/2033	1,000,000	1,006,973
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	290,000	273,059
Hyatt Hotels Corp.
5.75%, 04/23/2030	1,000,000	1,002,432
Marriott International, Inc.
4.00%, 04/15/2028(a)	675,000	635,125
Toyota Motor Credit Corp.
3.95%, 06/30/2025	518,000	506,236
Total Consumer Discretionary		4,565,483

Consumer Staples (2.89%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	334,000	321,758
Dollar Tree, Inc.
4.00%, 05/15/2025	552,000	536,101
Total Consumer Staples		857,859

Energy (2.82%)
Hess Midstream Operations LP
4.25%, 02/15/2030(b)	290,000	255,251
Marathon Oil Corp.
4.40%, 07/15/2027	548,000	522,507
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	60,000	59,930
Total Energy		837,688

Financials (25.93%)
Bank of America Corp.
4.25%, 10/22/2026	410,000	393,868
5Y US TI + 3.23%(c)(d)	726,000	706,035
Security Description	Principal Amount	Value
Financials (continued)
Citigroup, Inc.
4.45%, 09/29/2027	$534,000	$510,632
6.63%, 06/15/2032	175,000	182,862
FNB Corp.
5.15%, 08/25/2025	602,000	583,325
FS KKR Capital Corp.
4.25%, 02/14/2025(b)	556,000	532,029
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	655,000	653,774
Host Hotels & Resorts LP
4.00%, 06/15/2025	370,000	357,383
HSBC Holdings PLC
4.38%, 11/23/2026	534,000	509,040
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	559,000	525,447
JPMorgan Chase & Co.
4.25%, 10/01/2027	343,000	331,786
Mizuho Financial Group, Inc.
3M US L + 1.00%, 09/11/2024(c)	171,000	171,026
Morgan Stanley
5.00%, 11/24/2025	611,000	601,650
NatWest Markets PLC
3.48%, 03/22/2025(b)	344,000	332,145
PNC Financial Services Group, Inc.
5Y US TI + 3.24%(c)(d)	726,000	678,853
Royal Bank of Canada
6.00%, 11/01/2027	611,000	625,745
Total Financials		7,695,600

Health Care (1.34%)
CVS Health Corp.
4.30%, 03/25/2028	114,000	109,520
HCA, Inc.
5.38%, 09/01/2026	290,000	287,974
Total Health Care		397,494

Industrials (5.18%)
Boeing Co.
4.88%, 05/01/2025	532,000	524,596
Ingersoll Rand, Inc.
5.70%, 08/14/2033	1,000,000	1,012,418
Total Industrials		1,537,014

Materials (0.97%)
DuPont de Nemours, Inc.
4.73%, 11/15/2028	290,000	286,187
Total Materials		286,187

Technology (5.37%)
Concentrix Corp.
6.85%, 08/02/2033	1,000,000	958,415
Micron Technology, Inc.
5.38%, 04/15/2028	646,000	635,323
Total Technology		1,593,738

Security Description	Principal Amount	Value
Utilities (6.38%)
Dominion Energy, Inc.
4.25%, 06/01/2028	$675,000	$644,016
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	655,000	667,870
Southern California Gas Co.
5.20%, 06/01/2033	590,000	580,167
Total Utilities		1,892,053

TOTAL CORPORATE BONDS
(Cost $21,688,639)		20,702,146

GOVERNMENT BONDS (21.32%)
United States Treasury Bond
6.13%, 08/15/2029	1,000,000	1,097,500
3.88%, 02/15/2043	3,530,000	3,286,761
4.00%, 11/15/2052	1,312,000	1,266,541
3.63%, 05/15/2053	750,000	676,758
TOTAL GOVERNMENT BONDS
(Cost $6,767,481)		6,327,560

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (7.85%)
Money Market Fund (7.85%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	2,330,389	2,330,389

TOTAL SHORT TERM INVESTMENTS
(Cost $2,330,389)			2,330,389

TOTAL INVESTMENTS (98.94%)
(Cost $30,786,509)			$29,360,095
OTHER ASSETS IN EXCESS OF LIABILITIES (1.06%)			314,035
NET ASSETS - 100.00%			$29,674,130

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
TI - Treasury Index

Reference Rates:
5Y US TI - 5 Year US TI as of August 31, 2023 was 4.23%
3M US L - 3 Month LIBOR as of August 31, 2023 was 5.66%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the market value of those securities was $635,125, representing 2.14% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,644,872, representing 5.54% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of August 31, 2023. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.92%)
Communication Services (6.87%)
Alphabet, Inc., Class A(a)	4,530	$616,850
Alphabet, Inc., Class C(a)	13,017	1,787,885
AT&T, Inc.	45,908	678,979
John Wiley & Sons, Inc., Class A	27,908	1,037,061
Meta Platforms, Inc., Class A(a)	2,260	668,712
TEGNA, Inc.	34,870	576,401
Total Communication Services		5,365,888

Consumer Discretionary (10.14%)
Amazon.com, Inc.(a)	20,132	2,778,417
Booking Holdings, Inc.(a)	490	1,521,465
Ethan Allen Interiors, Inc.	20,350	638,583
H&R Block, Inc.	28,790	1,151,024
Nordstrom, Inc.	35,880	581,974
Perdoceo Education Corp.	42,070	697,100
Upbound Group Inc(a)	18,050	552,691
Total Consumer Discretionary		7,921,254

Consumer Staples (3.70%)
Altria Group, Inc.	14,558	643,755
Coca-Cola Co.	9,884	591,359
Philip Morris International, Inc.	3,412	327,757
Vector Group, Ltd.	123,690	1,324,720
Total Consumer Staples		2,887,591

Energy (12.07%)
Antero Midstream Corp.	106,805	1,294,477
Berry Corp.	94,068	806,163
Coterra Energy, Inc.	21,420	603,830
Devon Energy Corp.	10,628	542,984
EnLink Midstream LLC	81,500	1,013,860
EOG Resources, Inc.	5,600	720,272
Equitrans Midstream Corp.	151,413	1,453,565
Exxon Mobil Corp.	18,464	2,053,012
Kinder Morgan, Inc.	54,597	940,160
Total Energy		9,428,323

Financials (14.75%)
Apollo Commercial Real Estate Finance, Inc.	36,700	400,764
Bank of America Corp.	23,039	660,528
Fidelity National Information Services, Inc.	18,380	1,026,707
First Horizon National Corp.	52,090	653,729
FNB Corp.	36,803	428,019
Fulton Financial Corp.	35,228	469,589
Horizon Bancorp, Inc.	56,360	630,668
New York Community Bancorp, Inc.(b)	46,052	565,519
Old Republic International Corp.	43,624	1,193,116

Security Description	Shares	Value
Financials (continued)
OneMain Holdings, Inc.	14,496	$601,729
Ready Capital Corp.(b)	48,641	531,160
Starwood Property Trust, Inc.(b)	19,973	408,048
US Bancorp	32,680	1,193,800
Valley National Bancorp(b)	69,860	641,315
Veritex Holdings, Inc.	25,190	473,824
Visa, Inc., Class A	4,110	1,009,745
Western Union Co.	51,673	638,162
Total Financials		11,526,422

Health Care (10.20%)
AbbVie, Inc.	4,449	653,825
Amgen, Inc.	2,350	602,399
Bristol-Myers Squibb Co.	20,141	1,241,693
Cigna Group	4,080	1,127,141
CVS Health Corp.	21,490	1,400,503
Merck & Co., Inc.	14,822	1,615,302
Pfizer, Inc.	21,014	743,475
Viatris, Inc.	54,140	582,005
Total Health Care		7,966,343

Industrials (5.09%)
3M Co.	5,660	603,752
ACCO Brands Corp.	85,320	454,756
Eagle Bulk Shipping, Inc.	11,350	496,676
Lockheed Martin Corp.	1,320	591,822
MSC Industrial Direct Co. Inc, Class A, Class A	6,670	680,740
Paychex, Inc.	4,760	581,815
Resources Connection, Inc.	36,490	565,960
Total Industrials		3,975,521

Information Technology (23.88%)
Apple, Inc.	34,843	6,545,954
Cisco Systems, Inc.	29,814	1,709,833
Hewlett Packard Enterprise Co.	81,176	1,379,180
International Business Machines Corp.	8,150	1,196,664
Microsoft Corp.	17,830	5,843,961
NVIDIA Corp.	4,016	1,982,097
Total Information Technology		18,657,689

Materials (1.77%)
Greif, Inc.(a)	8,513	634,474
Mercer International, Inc.(a)(b)	82,320	748,289
Total Materials		1,382,763

Real Estate (6.68%)
Camden Property Trust	5,049	543,373
Invitation Homes, Inc.	17,777	606,018
Medical Properties Trust, Inc.(b)	130,202	940,059
Piedmont Office Realty Trust, Inc., Class A	42,620	292,799
SITE Centers Corp.	54,366	725,786
Tanger Factory Outlet Centers, Inc.	35,280	820,260

Security Description	Shares	Value
Real Estate (continued)
Universal Health Realty Income Trust	27,634	$1,288,574
Total Real Estate		5,216,869

Utilities (4.77%)
Clearway Energy, Inc., Class C	51,485	1,275,283
Evergy, Inc.	8,981	493,686
Public Service Enterprise Group, Inc.	16,410	1,002,323
Spire, Inc.	16,320	953,251
Total Utilities		3,724,543

TOTAL COMMON STOCKS
(Cost $74,292,865)		78,053,206

7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.09%)
Investments Purchased with Collateral from Securities Loaned (1.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%
(Cost $851,618)	851,618	851,618
TOTAL SHORT TERM INVESTMENTS
(Cost $851,618)		851,618

TOTAL INVESTMENTS (101.01%)
(Cost $75,144,483)		$78,904,824
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.01%)		(789,785)
NET ASSETS - 100.00%		$78,115,039

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $2,799,470.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of August 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.11%)
Communications (4.60%)
AMC Networks, Inc.
5.00%, 04/01/2024	$336,000	$332,661
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	440,000	430,105
Netflix, Inc.
4.38%, 11/15/2026	817,000	794,559
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	819,000	739,721
T-Mobile USA, Inc.
4.75%, 02/01/2028	1,460,000	1,419,073
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	479,000	479,761
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	817,000	708,985
Total Communications		4,904,865

Consumer Discretionary (11.90%)
Air Canada
3.88%, 08/15/2026(a)	888,000	820,954
Aramark Services, Inc.
6.38%, 05/01/2025(a)	888,000	890,426
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,048,000	1,040,804
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	1,000,000	1,003,520
General Motors Financial Co., Inc.
5.40%, 04/06/2026	950,000	938,968
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,070,000	1,033,692
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	980,000	864,159
Hyatt Hotels Corp.
5.75%, 01/30/2027	975,000	975,801
International Game Technology PLC
6.50%, 02/15/2025(a)	236,000	236,415
Lennar Corp.
4.75%, 11/29/2027	980,000	950,656
Marriott International, Inc.
4.90%, 04/15/2029	950,000	925,163
Newell Brands, Inc.
4.70%, 04/01/2026	817,000	781,783
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	980,000	927,776
PulteGroup, Inc.
5.50%, 03/01/2026	1,302,000	1,299,685
Total Consumer Discretionary		12,689,802

Security Description	Principal Amount	Value
Consumer Staples (2.53%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$888,000	$880,025
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.13%, 02/01/2028(a)	975,000	948,246
US Foods, Inc.
6.25%, 04/15/2025(a)	865,000	868,032
Total Consumer Staples		2,696,303

Energy (4.03%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028	1,000,000	1,009,757
DCP Midstream Operating LP
5.38%, 07/15/2025	819,000	811,299
Petroleos Mexicanos
4.88%, 01/18/2024	853,000	845,974
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	808,000	790,264
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	888,000	842,565
Total Energy		4,299,859

Financials (21.95%)
Air Lease Corp.
4.25%, 02/01/2024	819,000	812,745
Aircastle, Ltd.
6.50%, 07/18/2028(a)	1,036,000	1,029,526
American Express Co.
5.85%, 11/05/2027	1,084,000	1,107,891
Bank of America Corp.
4.25%, 10/22/2026	1,336,000	1,283,432
Blackstone Secured Lending Fund
3.63%, 01/15/2026	972,000	901,434
Capital One Financial Corp.
4.20%, 10/29/2025	888,000	853,800
Citigroup, Inc.
4.45%, 09/29/2027	1,336,000	1,277,536
EPR Properties
4.75%, 12/15/2026	819,000	751,075
FS KKR Capital Corp.
3.40%, 01/15/2026	980,000	899,474
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,336,000	1,296,745
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	909,000	816,930
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,049,000	1,015,047
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	934,000	877,939
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,336,000	1,292,323
KeyBank NA/Cleveland OH
5.85%, 11/15/2027	1,032,000	995,876

Security Description	Principal Amount	Value
Financials (continued)
Newmark Group, Inc.
6.13%, 11/15/2023	$1,021,000	$1,019,535
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	543,000	534,327
OneMain Finance Corp.
6.13%, 03/15/2024	1,048,000	1,047,334
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028	1,036,000	1,037,991
Royal Bank of Canada
6.00%, 11/01/2027	1,084,000	1,110,159
Santander Holdings USA, Inc.
3.50%, 06/07/2024	412,000	403,309
SBA Communications Corp.
3.88%, 02/15/2027	1,244,000	1,151,283
Starwood Property Trust, Inc.
4.75%, 03/15/2025	817,000	790,468
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,159,000	1,092,679
Total Financials		23,398,858

Health Care (2.11%)
DaVita, Inc.
4.63%, 06/01/2030(a)	934,000	801,992
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	1,032,000	1,032,206
HCA, Inc.
5.38%, 02/01/2025	416,000	413,453
Total Health Care		2,247,651

Industrials (7.27%)
Boeing Co.
4.88%, 05/01/2025	980,000	966,361
L3Harris Technologies, Inc.
5.40%, 07/31/2033	1,292,000	1,295,576
MasTec, Inc.
4.50%, 08/15/2028(a)	904,000	826,386
Sensata Technologies BV
5.00%, 10/01/2025(a)	817,000	797,025
Stericycle, Inc.
5.38%, 07/15/2024(a)	820,000	816,982
TransDigm, Inc.
6.25%, 03/15/2026(a)	865,000	857,676
United Rentals North America, Inc.
6.00%, 12/15/2029	1,000,000	994,710
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,190,000	1,196,413
Total Industrials		7,751,129

Materials (9.66%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,093,000	984,710
ArcelorMittal SA
6.55%, 11/29/2027	1,032,000	1,058,278

Security Description	Principal Amount	Value
Materials (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	$1,066,000	$1,039,720
Ball Corp.
5.25%, 07/01/2025	664,000	655,349
4.88%, 03/15/2026	416,000	404,102
Berry Global, Inc.
4.88%, 07/15/2026(a)	938,000	906,200
Celanese US Holdings LLC
6.55%, 11/15/2030	1,036,000	1,037,288
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	451,000	434,104
Methanex Corp.
5.13%, 10/15/2027	865,000	812,195
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,048,000	1,031,899
Novelis Corp.
3.25%, 11/15/2026(a)	819,000	743,016
Sasol Financing USA LLC
4.38%, 09/18/2026	543,000	488,588
Standard Industries, Inc.
3.38%, 01/15/2031(a)	888,000	708,985
Total Materials		10,304,434

Technology (3.45%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	817,000	691,645
Concentrix Corp.
6.60%, 08/02/2028	1,460,000	1,430,351
Gen Digital, Inc.
5.00%, 04/15/2025(a)	691,000	678,044
Microchip Technology, Inc.
4.25%, 09/01/2025	904,000	879,786
Total Technology		3,679,826

Utilities (5.61%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,084,000	1,103,969
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	909,000	863,113
Calpine Corp.
5.25%, 06/01/2026(a)	440,000	432,081
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,186,000	1,164,682
NRG Energy, Inc.
3.75%, 06/15/2024(a)	817,000	796,942
6.63%, 01/15/2027	290,000	286,663
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,365,000	1,328,590
Total Utilities		5,976,040

TOTAL CORPORATE BONDS
(Cost $82,069,701)		77,948,767

Security Description	Principal Amount	Value
GOVERNMENT BONDS (21.63%)
U.S. Treasury Note
2.88%, 06/15/2025	$79,000	$76,198
3.25%, 06/30/2029	99,000	93,903
4.00%, 07/31/2030	2,066,000	2,042,112
United States Treasury Bond
6.13%, 08/15/2029	2,424,000	2,660,340
3.25%, 05/15/2042	6,075,000	5,191,159
3.88%, 02/15/2043	3,845,000	3,580,055
3.88%, 05/15/2043	1,292,000	1,202,368
4.00%, 11/15/2052	8,512,000	8,217,072
TOTAL GOVERNMENT BONDS
(Cost $24,875,437)		23,063,207

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.11%)
Money Market Fund (4.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.28%	4,387,611	4,387,611

TOTAL SHORT TERM INVESTMENTS
(Cost $4,387,611)			4,387,611

TOTAL INVESTMENTS (98.85%)
(Cost $111,332,749)			$105,399,585
OTHER ASSETS IN EXCESS OF LIABILITIES (1.15%)			1,226,237
NET ASSETS - 100.00%			$106,625,822

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $29,036,870, representing 27.23% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2023 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF (formally the Riverfront Dynamic US Flex-Cap ETF), the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Intermediate Municipal Bond ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400SM ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, Level Four Large Cap Growth Active ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2023:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$30,667,678	$–	$–	$30,667,678
Exchange Traded Fund	960,336	–	–	960,336
U.S. Energy Infrastructure Companies*	37,856,135	–	–	37,856,135
U.S. Energy Infrastructure MLPs*	32,163,462	–	–	32,163,462
U.S. General Partners*	20,651,735	–	–	20,651,735
Short Term Investments	11,879,341	–	–	11,879,341
Total	$134,178,687	$–	$–	$134,178,687

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$7,197,232,722	$–	$–	$7,197,232,722
Short Term Investments	2,304,996	–	–	2,304,996
Total	$7,199,537,718	$–	$–	$7,199,537,718

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,743,782	$–	$–	$21,743,782
Short Term Investments	1,902,052	–	–	1,902,052
Total	$23,645,834	$–	$–	$23,645,834

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$18,053,834	$–	$–	$18,053,834
Short Term Investments	303,677	–	–	303,677
Total	$18,357,511	$–	$–	$18,357,511

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$393,264,014	$–	$–	$393,264,014
Master Limited Partnerships*	36,655,727	–	–	36,655,727
Short Term Investments	47,367,798	–	–	47,367,798
Total	$477,287,539	$–	$–	$477,287,539

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$102,047,202	$–	$–	$102,047,202
Master Limited Partnerships*	853,216	–	–	853,216
Short Term Investments	1,337,007	–	–	1,337,007
Total	$104,237,425	$–	$–	$104,237,425

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,554	$1,554
Other*	30,991,118	–	–	30,991,118
Short Term Investments	511,683	–	–	511,683
Total	$31,502,801	$–	$1,554	$31,504,355

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$308,117,481	$–	$–	$308,117,481
Short Term Investments	19,418,228	–	–	19,418,228
Total	$327,535,709	$–	$–	$327,535,709

ALPS Global Travel Beneficiaries ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,279,330	$–	$–	$6,279,330
Short Term Investments	35,009	–	–	35,009
Total	$6,314,339	$–	$–	$6,314,339

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$30,927,848	$–	$30,927,848
Short Term Investments	58,300	–	–	58,300
Total	$58,300	$30,927,848	$–	$30,986,148

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$220,796,728	$–	$–	$220,796,728
Short Term Investments	5,302,300	–	–	5,302,300
Total	$226,099,028	$–	$–	$226,099,028

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$101,078,405	$–	$–	$101,078,405
Short Term Investments	2,532,994	–	–	2,532,994
Total	$103,611,399	$–	$–	$103,611,399

ALPS | O'Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$39,653,413	$–	$–	$39,653,413
Short Term Investments	82,411	–	–	82,411
Total	$39,735,824	$–	$–	$39,735,824

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$144,062,791	$–	$–	$144,062,791
Short Term Investments	747,889	–	–	747,889
Total	$144,810,680	$–	$–	$144,810,680

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$671,452,095	$–	$–	$671,452,095
Short Term Investments	89,367	–	–	89,367
Total	$671,541,462	$–	$–	$671,541,462

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$343,074,058	$–	$–	$343,074,058
Short Term Investments	451,784	–	–	451,784
Total	$343,525,842	$–	$–	$343,525,842

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,890,555	$–	$–	$12,890,555
Short Term Investments	30,304	–	–	30,304
Total	$12,920,859	$–	$–	$12,920,859

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,169,010,077	$–	$–	$1,169,010,077
Short Term Investments	1,744,177	–	–	1,744,177
Total	$1,170,754,254	$–	$–	$1,170,754,254

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$133,494,822	$–	$–	$133,494,822
Limited Partnerships*	2,982,098	–	–	2,982,098
Short Term Investments	2,213,552	–	–	2,213,552
Total	$138,690,472	$–	$–	$138,690,472

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,589,157	$–	$–	$41,589,157
Exchange Traded Funds*	15,961,105	–	–	15,961,105
Warrants*	2,492	–	–	2,492
Short Term Investments	714,522	–	–	714,522
Total	$58,267,276	$–	$–	$58,267,276

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$20,702,146	$–	$20,702,146
Government Bonds*	–	6,327,560	–	6,327,560
Short Term Investments	2,330,389	–	–	2,330,389
Total	$2,330,389	$27,029,706	$–	$29,360,095

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$78,053,206	$–	$–	$78,053,206
Short Term Investments	851,618	–	–	851,618
Total	$78,904,824	$–	$–	$78,904,824

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$77,948,767	$–	$77,948,767
Government Bonds*	–	23,063,207	–	23,063,207
Short Term Investments	4,387,611	–	–	4,387,611
Total	$4,387,611	$101,011,974	$–	$105,399,585

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2023.  As of August 31, 2023, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,554, which represents 0.01% of net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Global Travel Beneficiaries ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF, Level Four Large Cap Growth Active ETF, and RiverFront Dynamic US Dividend Advantage ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$11,316,926	$11,623,324	$323,138	$11,946,462
ALPS Active Equity Opportunity ETF	745,630	319,481	449,492	768,973
ALPS Clean Energy ETF	70,939,344	46,938,493	26,472,153	73,410,646
ALPS Disruptive Technologies ETF	2,771,278	1,222,679	1,651,728	2,874,407
ALPS Emerging Sector Dividend Dogs ETF	1,423,285	469,408	1,019,441	1,488,849
ALPS Equal Sector Weight ETF	66,093,352	19,389,276	48,693,186	68,082,462
ALPS Global Travel Beneficiaries ETF	21,110	22,166	–	22,166
ALPS International Sector Dividend Dogs ETF	7,454,690	5,239,847	2,586,481	7,826,328
ALPS Medical Breakthroughs ETF	21,963,314	2,509,785	20,238,157	22,747,942
ALPS | O'Shares Global Internet Giants ETF	709,733	727,163	–	727,163
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	392,164	407,066	–	407,066
ALPS REIT Dividend Dogs ETF	734,958	–	751,854	751,854
Barron’s 400SM ETF	8,096,355	1,747,409	6,514,138	8,261,547
RiverFront Dynamic US Dividend Advantage ETF	2,799,470	851,618	2,000,871	2,852,489

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2023, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2023	Market Value as of November 30, 2022	Purchases	Purchases In-Kind	Sales	Market Value as of August 31, 2023	Dividends*	Change in Unrealized Appreciation / (Depreciation)	Realized Gain / (Loss)
Crestwood Equity Partners LP	13,548,476	$315,563,335	$85,932,019	$49,972,143	$(55,794,530)	$387,486,414	$-	$19,342,310	$(2,548,479)
DCP Midstream LP	-	533,370,461	-	43,160,215	(604,598,346)	-	-	(316,653,802)	350,530,033
EnLink Midstream LLC	38,166,340	617,327,942	1,033,162	78,048,933	(180,722,168)	474,789,270	-	(53,938,486)	29,576,622
Genesis Energy LP	16,796,588	172,328,904	8,008,179	25,803,699	(29,062,773)	166,118,255	-	(1,044,185)	(2,547,354)
Holly Energy Partners LP	7,052,559	127,775,101	6,315,596	19,417,405	(21,320,261)	150,219,507	-	25,435,834	(189,417)
Magellan Midstream Partners LP	13,338,883	722,152,632	124,052,505	117,302,262	(273,342,044)	885,968,609	-	218,925,126	20,438,184
NuStar Energy LP	15,437,427	243,096,953	13,995,066	37,055,818	(41,401,061)	258,731,277	-	24,145,575	(149,326)
Plains All American Pipeline LP	59,436,032	733,362,659	90,848,875	115,928,039	(205,466,731)	906,399,488	-	208,419,921	10,722,986
Western Midstream Partners LP	29,951,629	692,848,231	146,277,094	111,004,367	(122,567,255)	799,408,978	-	27,190,986	(1,143,439)
						$4,029,121,798	$-	$151,823,279	$404,689,810

*	100% of the income received was estimated as Return of Capital.